'33 Act File No. 333-121878
'40 Act File No. 811-21697

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 5	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	☐

Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-G
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (614) 249-7111

Thomas E. Barnes
VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 19, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 19, 2006(date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Flexible Premium Variable Universal Life Insurance Policies

issued by

Nationwide Life and Annuity Insurance Company

through

Nationwide VL Separate Account-G

The date of this prospectus is May 1, 2006.

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy. We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy-specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwidefinancial.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

Please understand that the policy terms will govern the way the policy works and all rights and obligations. This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the beneficiary that you name. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents

Page
In Summary: Policy Benefits
In Summary: Policy Risks
In Summary: Fee Tables
Policy Investment Options
Fixed Investment Options
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charges
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Reduction of Charges
Policy Riders and Rider Charges
Wealth Guard Rider
Policy Guard Rider
Adjusted Sales Load Life Insurance Rider
Children’s Insurance Rider
Long-Term Care Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Premium Waiver Rider
Change of Insured Rider
Additional (insurance) Protection Rider
Deduction (of fees and expenses) Waiver Rider
Policy Owner Services
Dollar Cost Averaging
Asset Rebalancing
Nationwide Allocation Architect
Policy Loans
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect on Policy Loans
Repayment

Table of Contents (continued)
Page
Lapse
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders
Full Surrender
Partial Surrender
The Death Benefit
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity
Extending the Maturity Date
Payment of Policy Proceeds
Interest Income Option
Income for a Fixed Period Option
Life Income with Payments Guaranteed Option
Fixed Income for Varying Periods Option
Joint and Survivor Life Option
Alternative Life Income Option
Taxes
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
A Note on Charges
Voting Rights
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements
Appendix A: Definitions
Appendix B: Sub-Account

Appendix A defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;
•	increase or decrease the Specified Amount;
•	change your beneficiaries; and
•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay the Policy Continuation Premium Amount.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts and 100% of the Cash Value allocated to the fixed investment options, less any Surrender Charge and less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable). The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•
Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge. You may choose to receive the Cash Surrender Value in a lump sum or over time.

Premium Flexibility

You will select a Premium payment plan for the policy. Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers two fixed investment options, both of which will earn interest daily at an annual effective rate of at least 3%. The Long Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater transfer restrictions.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy. Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the

Sub-Accounts within limits. We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy. This is known as tax deferral. Also, your beneficiary generally will not have to include the Proceeds as taxable income. Unlike other variable insurance products Nationwide offers, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.

Riders

You may purchase one or more of the available Riders (except that the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider may not be elected simultaneously). Rider availability varies by state and there may be an additional charge. Riders available:

•	Wealth Guard Rider
•	Policy Guard Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children’s Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional (insurance) Protection Rider
•	Deduction (of fees and expenses) Waiver Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing. Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage. When you take a partial surrender or policy loan, the Cash Value of your policy is reduced and you lose the ability to generate investment return on the surrendered/loaned amounts. Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment). The policy does have a Grace Period and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy’s Death Benefit, depending on how the Death Benefit option relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from a fixed investment option until after the first policy year. After the first policy year, we will only honor a transfer request from a fixed investment option that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in lower Investment Experience and Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. We have instituted procedures to minimize disruptive transfers. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus. Read each mutual fund's prospectus before investing.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum Guaranteed: $25 from each $1,000 of Premium	Currently: $5 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account
Illustration Charge	Upon requesting an illustration	Maximum Guaranteed: $25	Currently: $0
Partial Surrender Fee[3]	Upon a partial surrender	Maximum Guaranteed: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge[4]	Upon surrender or policy Lapse	Maximum:[5] $28,207 from the policy's Cash Value	Minimum:[6] $3,393 from the policy's Cash Value
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Upon surrender or policy Lapse	$6,085 from the policy's Cash Value
Policy Guard Rider Charge[7]	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an attained age 85 male non-tobacco preferred with a Cash Value of $500,000 and Indebtedness of $480,000	Upon invoking the Rider	$32 per $1,000 of Cash Value

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

__________________________

1 We deduct one charge comprised of the Sales Load and Premium Taxes. On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load.
2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to mutual funds that assess a short-term trading fee to the variable account. See "Total Annual Mutual Fund Operating Expenses" for a list of Sub-Accounts that assess a Short-Term Trading Fee.
3If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request. This charge will not be deducted from the policy's Cash Value.
4The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. The Surrender Charge varies by policy based on individual characteristics.
5This Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.
6This Surrender Charge calculation assumes: the Insured is a female, age 0; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.
7The amount of Indebtedness (as a percentage of Cash Value) that will allow you to invoke the Rider will vary with the Attained Age of the Insured.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[1]	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.043 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.14 per $1,000 of Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Mortality and Expense Risk Charge[2]	Monthly	Maximum Guaranteed:[3] an annualized rate of $6.00 per $1,000 of variable Cash Value, taken proportionally from the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum Guaranteed: $20 per policy, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Currently: $10 per policy, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Underwriting and Distribution Charge[4]	Monthly	Maximum Guaranteed: $0.20 per $1,000 of Specified Amount (but not more than $50.00), taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Currently: $0.15 per $1,000 of Specified Amount (but not more than $42.50), taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Policy Loan Interest Charge	Annually	Current and Maximum Guaranteed:[5] $39 per $1,000 of outstanding policy loan

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

_____________________

1 The Cost of Insurance Charge varies by policy based on individual characteristics.
2The Mortality and Expense Risk Charge varies by policy based on individual characteristics.
3Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0

4 The Underwriting and Distribution Charge varies by policy based on individual characteristics. This charge lasts for 10 policy years for the initial Specified Amount, and lasts for 10 years from the effective date of any increase in the Specified Amount.
5The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the collateral account. When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders[1]
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge[2]	Monthly
Current and Maximum Guaranteed:
for each 1% of Premium Load replaced:
$0.14 for each $1,000 of aggregate monthly Premiums,
taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account

Children’s Insurance Rider Charge	Monthly	Current and Maximum Guaranteed: $0.43 per $1,000 of Rider Specified Amount, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Long-term Care Rider Charge[3]	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.02 per $1,000 of Rider Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account ions
Representative: an age 35 male non-tobacco preferred with a Long-term Care Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Spouse Life Insurance Rider Charge[4]	Monthly	Maximum: $10.23 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.10 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative Spouse: an age 35 female non-tobacco with a Spouse Life Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Accidental Death Benefit Rider Charge[5]	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.05 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with an Accidental Death Benefit of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Continued on Next Page

1 You may elect any combination of Riders, except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously.
2 The Adjusted Sales Load Life Insurance Rider Charge varies by policy based on individual characteristics, and within a given policy at different Premium levels and time periods.
3 The Long-term Care Rider Charge varies by policy based on individual characteristics.
4 The Spouse Life Insurance Rider Charge varies by policy based on individual characteristics.
5 The Accidental Death Benefit Rider Charge varies by policy based on individual characteristics.

Periodic Charges Other Than Mutual Fund Operating Expenses for Riders (continued)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Premium Waiver Rider Charge[1]	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $42 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred	Monthly	$42 per $1,000 of Premium Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Additional (insurance) Protection Rider Charge[2]	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Deduction (of fees and expenses) Waiver Rider Charge[3]	Monthly	Maximum: $855 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account	Minimum: $85 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Representative: an age 35 male non-tobacco preferred with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$90 per $1,000 of Deduction Waiver Benefit, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account
Wealth Guard Rider Charge - 85/85 Option[4]	Monthly	Maximum Guaranteed $1.25 per $1,000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account

1 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected. The Maximum and Minimum charges shown in the table assume monthly Premium payments of $1,000.
2 The Additional (insurance) Protection Rider Charge varies by policy based on individual characteristics. The monthly charge is a product of the Rider’s monthly cost of insurance and the Rider Death Benefit.
3 The Deduction (of fees and expenses) Waiver Rider Charge varies by policy based on individual characteristics.
4 Currently, the Wealth Guard Rider Charge for the 85/85 Option is $0.58 per $1,000 Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account. The charge is calculated monthly based on the value of the Cash Value after the monthly deduction for the Mortality and Expense Risk charge.

Wealth Guard Rider Charge - 100/85 Option[1]	Monthly	Maximum Guaranteed $1.25 per $1,000 of Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

________________________________

1 Currently, the Wealth Guard Rider Charge for the 100/85 Option is $0.96 per $1,000 Cash Value, taken proportionally from the Sub-Accounts, the Fixed Account, and the Long Term Fixed Account. The charge is calculated monthly based on the value of the Cash Value after the monthly deduction for the Mortality and Expense Risk charge.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds that you may pay periodically during the time that you own the policy. The table does not reflect Short-Term Trading Fees. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus. Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 2.49%

The following Sub-Accounts assess a Short-Term Trading fee in connection with transfers from the Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

•	Fidelity VIP Fund - VIP Overseas Portfolio: Service Class R
•	Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class III
•	GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
•	GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
•	GVIT - GVIT International Index Fund: Class VI
•	GVIT - GVIT International Value Fund: Class III
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Options

There are currently two fixed investment options available under the policy: the Fixed Account and the Long Term Fixed Account. Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment options.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed investment options. These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed investment options. The amounts you allocate to a fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to a fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the interest crediting rate shown on the Policy Data Page. Interest crediting rates are set at the beginning of each calendar quarter. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premiums versus Sub-Account transfers. Interest that we credit to fixed investment options may be insufficient to pay the policy’s charges.

During any given time period, we anticipate that the interest crediting rate for the Long Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. However, the Long Term Fixed Account will have stricter transfer limitations. For more information, see "Fixed Investment Option Transfers."

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

The Sub-Accounts available through this policy are listed below. For more information on the mutual funds, please refer to "Appendix B: Sub-Account Information" or the prospectus for the mutual fund.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†

Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*

Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class

Fidelity VIP Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Natural Resources Portfolio: Service
Class 2†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund:
Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund:
Class 3†

Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund:
Class III*†
•	Gartmore GVIT Emerging Markets Fund:
Class III†
•	Gartmore GVIT Global Health Sciences Fund: Class III†
•	Gartmore GVIT Global Technology and Communications Fund: Class III†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT International Index Fund: Class VI†
•	GVIT International Value Fund: Class III† (formerly Dreyfus GVIT International Value Fund: Class III)
•	GVIT Mid Cap Index Fund: Class I (formerly Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I

•	GVIT Small Cap Value Fund: Class I
•	GVIT Small Company Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I*
•	Van Kampen GVIT Multi Sector Bond Fund: Class I*

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Limited Maturity Bond Portfolio: I Class*
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA:
Class 3†
•	Oppenheimer High Income Fund/VA: Non-Service Shares*
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*
•	U.S. Real Estate Portfolio: Class I

These sub-accounts are only available in policies issued before May 1, 2006.

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

†These mutual funds assess a short-term trading fee.

*These mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Valuation of Accumulation Units

We account for the value of your interest in the Sub-Accounts by using Accumulation Units. The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received. The number of Accumulation Units a given Net Premium allocation purchases will not change. However, the value of each Accumulation Unit will vary daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.

On each day that the New York Stock Exchange ("NYSE") is open, each of the mutual funds in which the Sub-Accounts invest will determine its Net Asset Value ("NAV") per share. We use each mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV, because the Accumulation Unit value will reflect the deduction of any transaction fees and periodic charges. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

We will price Accumulation Units on any day that the NYSE and Nationwide are both open for business. Any transaction that you submit on a day when we are closed will not be effective until the next day that both Nationwide and the NYSE are open for business. Accordingly, we will not price Accumulation Units on these recognized holidays:

●New Year's Day	●Labor Day
●Martin Luther King, Jr. Day	●Thanksgiving
●Presidents’ Day	●Christmas
●Good Friday	●Memorial Day
●Independence Day

In addition, we will not price Accumulation Units if:

(1) trading on the NYSE is restricted;

(2) an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE and Nationwide are open.

How Sub-Account Investment Experience is Determined

The number of Accumulation Units in your policy will not change unless you add, remove, or transfer Premium. However, the value of those Accumulation Units will vary daily depending on the Investment Experience of the mutual fund in which the Sub-Account invests. We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)  is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

Fixed Investment Option Transfers

Prior to the policy’s Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long Term Fixed Account). These transfers will be in dollars. We reserve the right to limit the number of times and frequency of transfers involving the fixed investment options. Specifically, we may prohibit you from transferring to or from the fixed investment options before the end of the first policy year and we may limit you to 1 transfer every 12 months.

Transfers to the Fixed Investment Options. On transfers to the fixed investment options, we may prohibit you from transferring more than 20% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, we reserve the right to refuse any transfer to the fixed investment options if that fixed investment option’s Cash Value comprises more than 30% of the policy’s Cash Value.

Transfers from the Fixed Investment Options. On transfers from the Fixed Account, we may prohibit you, in any policy year, from transferring more than 20% of the Cash Value of the Fixed Account as of the end of the previous policy year (subject to state restrictions). On transfers from the Long Term Fixed Account, you may transfer the greater of $6,000 or 12% of the amount in the Long Term Fixed Account, but we may prohibit you from transferring more. We do not allow transfers from the Long Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs. Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).

Submitting a Transfer Request

You can submit transfer requests to our Home Office via first class U.S. mail, via telephone, or over the Internet. Our contact information is on the first page of this prospectus. Upon receipt, we will process a transfer request at the end of a current Valuation Period.

We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request. Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, please make your transfer request in writing.

The Policy

Generally

The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application. We will consider the statements you make in the application as representations, and we will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation. If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner. The policy belongs to the owner named in the application. You, as policy owner, may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms. You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner’s estate, if the policy owner is not the Insured.

You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office. Any such change request will become effective as of the date signed. There may be adverse tax consequences to changing parties of the policy.

Beneficiaries. The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death. As long as the Insured is alive, you may: name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and provide for the method of distribution.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries. Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. You may name more than one contingent beneficiary. Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office. Any such change request will become effective as of the date signed. However, the change will not affect any payment we made or action we took before recording the change.

Purchasing a Policy

The policy is available for Insureds between the ages of 0 and 85.

To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law and we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that we expect the Insured under a preferred policy to live longer. We reserve the right to modify the minimum Specified Amount at any time.

Initial Premium Payment. The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, health, and activities. You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50. The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt. (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.) If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free-look period expires. At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer. If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account. On the next valuation period, we will allocate all of Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage. Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date. Coverage can also end if the policy Lapses.

Temporary Insurance Coverage. Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live, as discussed above.

Right to Cancel (Examination Right)

You may cancel your policy during the free-look period. The free-look period expires 10 days after you receive the policy (or longer if required by state law). If you decide to cancel the policy during the free-look period, return the policy to the sales representative who sold it to you or return it to us at our Home Office along with your written cancellation request. Within 7 days, we will refund the amount prescribed by the law of the state in which we issued the policy. This amount will be either the initial Premium payment or the policy's Cash Value. If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist. However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50. Upon request, we will furnish Premium payment receipts. Notwithstanding the foregoing, if you elected the Wealth Guard Rider, you are subject to minimum premium requirements as a condition of that rider. See the "Policy Riders and Rider Charges" section later in this prospectus for more information.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.

•	We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

•	We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

•	We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

We will determine the Cash Value at least monthly. At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment options, including credited interest; and

•	amounts allocated to the collateral account, including credited interest.

Surrenders and policy charges and deductions will reduce the Cash Value. Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value. Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Specified Amount. However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months. Changes to the Specified Amount will typically alter the Death Benefit. For more information, see "Changes in the Death Benefit Option," beginning on page 38.

Any request to increase the Specified Amount must be at least $10,000 and the Insured must be 85 or younger at the time of the request. An increase in the Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy. To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

You may request to decrease the Specified Amount. We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount. We will deny any request to reduce the Specified Amount below the minimum initial Specified Amount. We will also deny any request that would disqualify the policy as a contract for life insurance. To decrease the Specified Amount, you must submit a written request to our Home Office. Notwithstanding the foregoing, if you elected the Wealth Guard Rider, you may not decrease the Specified Amount to a value lower than $250,000.Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request. We reserve the right to limit the number of Specified Amount changes to 1 each policy year.

Exchanging the Policy

You have an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured’s life without evidence of insurability. After the first 24 months of coverage, you may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.

The new policy may be one of our available flexible premium adjustable life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Specified Amount, Policy Date, and issue age. We will base Premium payments on our rates in effect for the same sex, Attained Age and underwriting class of the Insured on the exchange date. You may transfer Indebtedness to the new policy.

You must make your exchange request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period. You must pay a Surrender Charge. The exchange may have tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

Terminating the Policy

There are several ways that the policy can terminate. You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences). The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing and must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans.

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

•	the Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
    • all charges since the last report ;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	outstanding Indebtedness.

We will send these reminders and reports to the address you provide on the application unless directed otherwise. At any time, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY

OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the charges assessed under the policy. We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.

Sales Load

We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses. We currently charge $5 per $1,000 of Premium. The guaranteed maximum Sales Load is $25 per $1,000 of Premium.

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability we incur. It is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge.

Short-Term Trading Fees

Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund’s assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to "Total Annual Mutual Fund Operating Expenses" earlier in this prospectus.

If a redemption fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

• full or partial surrenders; or

• payment of the Proceeds.

New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration. However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested. Any Illustration Charge must be paid in cash at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount. However, we may, in the future, assess a Partial Surrender Fee. If assessed, the Partial Surrender Fee, for each partial surrender, will not exceed the lesser of $25 or 2% of the partial surrender amount. Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Surrender Charges

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy. Also, if you increase the Specified Amount, and then reduce the Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value. The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Specified Amount, and risk class, and ranges between 28% to 60%) of the sales component. Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:

Policy Year	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	92.5%	85.0%
5	85.0%	76.0%
6	77.5%	66.0%
7	70.0%	56.0%
8	62.5%	46.0%
9	52.5%	36.0%
10	42.5%	26.0%
11	32.5%	0%
12	20.0%	0%
13+	0%	0%

The underwriting component equals the product of the Specified Amount and the administrative target premium. (The administrative target premium is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.) The administrative target premium varies by the Specified Amount and the Insured's age when the policy was issued.

The sales component is the lesser of the following two amounts: (1) the product of the Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments you made during the first policy year. The surrender target premium is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses. The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.

Each increase to the Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge. The Surrender Charge for each Specified Amount segment, when added together, will equal your total Surrender Charge.

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Cost of Insurance Charge

We deduct a monthly Cost of Insurance Charge from the policy's Cash Value to compensate us for underwriting insurance protection. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured’s sex, issue age, and underwriting class, any substandard ratings, how long the policy has been In Force, and the Specified Amount. The cost of insurance rates are based on our expectations as to future mortality and expense experience. There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase. The cost of insurance rates will never be greater than those shown on the Policy Data Page.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any substandard ratings and Specified Amount, if their policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy’s Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts to compensate us for assuming risks associated with mortality and expense costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.

The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping. Currently, the Administrative Per Policy Charge is $10 per month. The maximum guaranteed Administrative Per Policy Charge is $20 per month.

The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy. We will only assess the Underwriting and Distribution Charge on the first $250,000 of Specified Amount. The current Underwriting and Distribution Charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Specified Amount. The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Specified Amount, and for 10 years from the effective date of any increase in the Specified Amount.

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities. We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs. Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables. Thus the policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

Policy Riders and Rider Charges

You may purchase one or more Riders available under the policy to meet your specific needs (except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously). Rider availability varies by state.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the Rider charges. We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

Wealth Guard Rider

The Wealth Guard Rider is designed to allow you to invest Premium in certain variable sub-accounts with protection from possible negative market performance. The Rider guarantees that the Cash Value will, at minimum, equal the Benefit Base on the Rider Maturity Date. If, on the Rider Maturity date, your policy’s Cash Value is less than the Benefit Base, we will apply a credit, in the amount of the difference between the Benefit Base and the Cash Value on the Maturity Date, to your policy's Cash Value (the “Rider Benefit”). There is no Rider Benefit if: (i) your policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy lapses or is terminated before the Rider Maturity Date. Additionally, there is a significant minimum premium requirement that must be met on the anniversary of each Policy Date in order to receive the highest possible Rider Benefit. If this minimum premium requirement is not met in a given year, the Benefit Base may be reduced for that year. Your choice of variable sub-accounts is also limited when you elect the Rider (see, “Wealth Guard Rider Available Investment Options” later in this section).

There are two guarantee options available under the Wealth Guard Rider. The amount of the Rider Benefit will depend on which guarantee option you select. The charge for the Rider will depend upon which guarantee option you select. You can select only one of the available options, and you can not change your election after the policy has been issued.

(1) The first option is the 85/85 option. The 85/85 option guarantees a Benefit Base equal to the higher of (a) 85% of Premiums paid or (b) 85% of the policy’s highest anniversary cash value.

OR

(2) The second option is the 100/85 option. The 100/85 option guarantees a Benefit Base equal to the higher of (a) 100% of Premiums paid or (b) 85% of the policy’s highest anniversary cash value.

Operationally, these options work the same way (i.e., they are subject to the same eligibility requirements and have the same sub-account restrictions). The only differences between the guarantee options are: (i) the percentage factor that will be applied to Premiums paid when determining the Benefit Base, and (ii) the amount we charge for the level of guarantee.

Eligibility

You must meet or adhere to the following conditions in order to be eligible for the Rider:

Availability. The Wealth Guard Rider is only available for purchase at the time of application. Once you have elected it and selected your guarantee option, you cannot revoke it nor are you permitted to change your selected guarantee option. The Rider may not be terminated once elected but it will terminate: (i) if the underlying policy terminates; (ii) on the Rider Maturity Date; or (iii) when the Insured dies.

Minimum Rider Premium Requirement. This policy does not require payment of scheduled Premium to keep it In Force (see “Premium Payments” earlier in this prospectus). However, if you elect the Wealth Guard Rider, you will need to meet the minimum premium requirements of the Rider to prevent the Benefit Base from potentially being reduced. The actual minimum Rider premium requirements vary by individual policy. Please refer to your Policy Data Pages for your specific required minimum Rider premium amount. Note: Premiums paid under the Guaranteed Policy Continuation Provision may or may not be sufficient to meet the minimum premium required by the Rider. In addition, benefits paid pursuant to the Premium Waiver Rider may not be sufficient to meet the minimum premium requirement of the Wealth Guard Rider, but will be considered Premium for purposes of determining whether the minimum Rider premium requirement has been met.

Determining Whether the Minimum Rider Premium Requirement Has Been Met

On each Rider Valuation Date (excluding the Rider Maturity Date), we will compare the amount of Premium paid to date, less any partial surrenders, to the minimum premium required (as shown on your Policy Data Pages). The Rider Maturity Date is the date on which any Rider Benefit, will be paid. The Rider Valuation Date is the date on which the Benefit Base (described below) is calculated. It occurs on the Policy Date, on each anniversary from the Policy Date on or before the Rider Maturity Date, and on the Rider Maturity Date.

Grace Period to meet Minimum Rider Premium Requirement

If you have not met the minimum premium requirement on the Rider Valuation Date, we will notify you in writing. You will have a 61-day grace period, during which you may submit additional premium to us. (There is no grace period associated with the Rider Maturity Date). If you submit enough Premium during the grace period to meet the Rider's minimum premium requirement, your Benefit Base will not be reduced. If you do not submit enough Premium to meet the minimum, your Benefit Base may be reduced. Such reductions may result in a lower Rider Benefit being available to you upon the Rider Maturity Date. If you do not meet the minimum premium required in any given policy year, your Benefit Base may be reduced. Reductions cannot be made up in subsequent policy years by paying additional premium. Failure to meet minimum premium amounts required by the Rider will not terminate the Rider or the policy, but could significantly reduce Rider Benefit (see, "Determining the Benefit Base").

Age Restrictions and Rider Duration. The maximum issue age for the Rider is age 55. The Rider Maturity Date is chosen by you at application subject to the minimum duration requirements. Once you choose the maturity date, you will be permitted to extend it only with our written consent. You will not be permitted to shorten the duration of the Rider. You will not be permitted to revoke the Rider.

Rider Duration

Issue Age	Minimum Maturity Period	Maximum Maturity Period
0-50	20 Years	(70 - Issue Age) Years
51-55	(70 - Issue Age) Years	(70 - Issue Age) Years

Minimum Specified Amount. You must choose a Specified Amount of at least $250,000 to elect the Rider. You will not be permitted to make changes to the policy that cause the Specified Amount to go below $250,000.

IRS qualification as life insurance. The Guideline Premium/Cash Value Corridor Test must be used to test the policy for compliance with Internal Revenue Code 7702. The Cash Value Accumulation Test may not be used, which may impact the amount of Premium you may pay into the policy (see, “The Minimum Required Death Benefit” section for additional information). Please discuss the potential ramifications of purchasing this policy using the Guideline Cash Value Corridor Test instead of the Cash Value Accumulation Test with your tax adviser.

Determining the Benefit Base for the 85/85 Guarantee Option

The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:

(A) is the Cash Value Amount; and

(B) is the Return of Premium Amount.

Cash Value Amount

On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:

(1) the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or

(2) the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than mutual fund operating expenses) that are deducted from Cash Value on a monthly basis and are described in the Fee Tables at the beginning of this prospectus.

Return of Premium Amount

On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:

(1) is the Return of Premium Amount on the preceding Rider Valuation Date;

(2) is the 85% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;

(3) is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and

(4) is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and Zero (0) otherwise.

Determining the Rider Benefit for the 85/85 Guarantee Option on the Rider Maturity Date

On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on Premium payments if you have not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:

(1) The Cash Value Amount and the Return of Premium Amount are calculated.

(2) The higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.

(3) The Cash Value is determined.

(4) The Benefit Base is compared with the Cash Value.

(5a) If the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -

(5b) If the Cash Value is greater than the Benefit Base, there is no Rider Benefit.

(6) The Rider terminates and all restrictions and fees associated with it will be removed.

Determining the Benefit Base for the 100/85 Guarantee Option

The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:

(A) is the Cash Value Amount; and

(B) is the Return of Premium Amount.

Cash Value Amount

On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:

(1) the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or

(2) the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than mutual fund operating expenses) that are deducted from Cash Value on a monthly basis and are described in the Fee Tables at the beginning of this prospectus.

Return of Premium Amount

On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:

(1) is the Return of Premium Amount on the preceding Rider Valuation Date;

(2) is the 100% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;

(3) is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and

(4) is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and Zero (0) otherwise.

Determining the Rider Benefit for the 100/85 Guarantee Option on the Rider Maturity Date

On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on premium payments if you have not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:

(1) The Cash Value Amount and the Return of Premium Amount are calculated.

(2) The higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.

(3) The Cash Value is determined.

(4) The Benefit Base is compared with the Cash Value.

(5a) If the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -

(5b) If the Cash Value is greater than the Benefit Base, there is no Rider Benefit.

(6) The Rider terminates and all restrictions and fees associated with it will be removed.

Charges

We deduct a monthly Wealth Guard Rider Charge if you elect the Wealth Guard Rider that will compensate us for the risk we assume if your policy sustains poor investment experience while the Rider is In Force. The Rider's charge varies depending upon the guarantee option you elect:

Wealth Guard Option	Monthly Deduction*
Wealth Guard 85/85	$0.58 per $1,000 of Cash Value
Wealth Guard 100/85	$0.96 per $1,000 of Cash Value

*The Rider charge is deducted monthly from Cash Value and is taken proportionately from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account. We may raise the price for this Rider. The maximum possible charge associated with the Rider is $1.25 per $1,000 of Cash Value.

We continue to deduct the Wealth Guard Rider Charge for as long as the Rider is In Force. You may not revoke the Rider after the policy has been issued. If you elected and then invoke the Deduction (of fees and expenses) Waiver Rider, the Wealth Guard Rider Charge will be waived. However, the minimum premium requirement associated with the Wealth Guard Rider is not waived (see "Special Considerations" below).

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Wealth Guard Rider Available Investment Options

Only certain Sub-Accounts are available when you elect the Wealth Guard Rider. Nationwide selected the available Sub-Accounts on the basis of certain risk factors associated with each Sub-Account’s investment objective. The Sub-Accounts not made available in conjunction with the Rider were excluded on the basis of similar risk considerations.

Election of the Wealth Guard Rider will not be effective unless we receive Sub-account allocation instructions based on the list of available investment options. When the Wealth Guard Rider is elected, only the following investment options are available:

1.	the Fixed Account; and/or

2.	the Long Term Fixed Account (if available in your state); and/or

3.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (an “NAA Model”) (see "Policy Owner Services"); or

b.	any combination of the Sub-Accounts listed below (hereafter, the “Wealth Guard investment options”):

Wealth Guard investment options:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I
•	American Century VP Vista Fund: Class I

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class

Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*

Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class

Fidelity VIP Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class II

Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT Mid Cap Index Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I

Janus Aspen Series
•	Forty Portfolio: Service Shares

MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class

Neuberger Berman Advisers Management Trust
•	AMT Limited Maturity Bond Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
• Core Plus Fixed Income Portfolio: Class I

These sub-accounts are only available in policies issued before May 1, 2006

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust

•	Franklin Rising Dividends Securities Fund: Class 1

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

Allocations to Sub-accounts other than those listed above are not permitted when the Rider is in force. We reserve the right to modify the list of Wealth Guard investment options upon written notice to policy owners.

You may instruct Nationwide to move your allocations back and forth between an NAA Model and the Wealth Guard investment options at any time while the Rider is In Force, which will be considered a transfer event. While the Rider is In Force, your variable investment allocation (current and future) instruction must be entirely (100%) in either (i) an NAA model or (ii) any of the Wealth Guard investment options listed above. If your instructions contain allocations not described in the preceding sentence, the instructions will not be processed by Nationwide. Instead, Nationwide will notify you that you have submitted improper instructions and your variable investment allocation will remain unchanged until Nationwide receives instructions containing only an NAA Model or Wealth Guard investment options. If you elect to participate in the Nationwide Allocation Architect service, the terms and conditions associated with that service apply (see, “Nationwide Allocation Architect”).

Special Considerations
• The Wealth Guard Rider has no cash value until its Maturity Date.
• There is no Rider Benefit if: (i) your policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy lapses or is terminated before the Rider Maturity Date. In addition, the Rider Benefit may be limited if you invest substantially, and for an extended period of time, in a fixed account or a money market Sub-Account. Please consult a qualified financial adviser in conjunction with making investment allocations.
• While there is no obligation to make premium payments under the policy, failure to meet the minimum Rider premium requirements may significantly reduce the Benefit Base and, ultimately, the Rider Benefit.
• Partial surrenders taken while the policy is In Force may reduce the Benefit Base.
• There is no grace period to catch up on premium payments on the Rider Maturity Date.
• If you elected the Long-Term Care Rider in conjunction with the Wealth Guard Rider, you will continue to have the charge for the Wealth Guard Rider deducted from your Cash Value even when a claim is being paid out under the terms of the Long-Term Care Rider.
• If you elected the Premium Waiver Rider, the premium amount credited to your policy under the terms of that Rider (if invoked) may not be enough to meet the minimum premium required by the Wealth Guard Rider. The minimum premium requirement of the Wealth Guard Rider is not waived if you invoke the Premium Waiver Rider. Therefore, if the credit received under the Premium Waiver Rider does not meet the minimum premium required by the Wealth Guard Rider your Benefit Base may be reduced unless you make up the difference. Premium paid pursuant to the Premium Waiver Rider is considered Premium for purposes of the Wealth Guard Rider.
• The Deduction (of fees and expenses) Waiver Rider will cover the cost of the Wealth Guard Rider if the Deduction Waiver Rider is invoked. However, the minimum premium requirement of the Wealth Guard Rider is not waived.

Policy Guard Rider

The Policy Guard Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit. The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge. Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax advisor for more details). All policies will automatically receive the Policy Guard Rider (state law permitting).

The policy owner is eligible to invoke the Policy Guard Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value. This percentage varies based on the Insured’s Attained Age. The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits.

In addition, the following conditions must be met in order to invoke the Rider:

•	the Insured is Attained Age 75 or older,

•	the policy has been In Force for at least 15 years,

•	the policy's Cash Value is at least $100,000,

•	at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

•	based on our records of your premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

You need not invoke the Rider immediately upon notification of eligibility. The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

1.	If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

2.
The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

3.
Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

After the above adjustments are made, the loan balance will continue to grow at the policy's loan charge rate, and the amount in the collateral loan account will continue to earn interest at the policy's loan crediting rate. No policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. Both the charges and benefits of the Long-term Care Rider, Spouse Life Insurance Rider, and Deduction (of fees and expenses) Waiver Rider will terminate. The Death Benefit will be the lesser of the Specified Amount or the minimum required death benefit. The policy will remain as described above for the duration of the policy.

Invocation of the Policy Guard Rider is irrevocable.

Policy Guard Rider Charge. We deduct a one-time Policy Guard Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit. The Policy Guard Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider. The Rider charge varies by the Insured's age and the Cash Value.

The Policy Guard Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account. If the Cash Value less Indebtedness is insufficient to satisfy the Policy Guard Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Policy Guard Rider Charge.

Adjusted Sales Load Life Insurance Rider

The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of part or all of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. You may elect the number of years (from 1 to 7) that you want the Premium Load replaced. You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider. This Rider is only available to purchase at the time of application.

If you purchase this Rider, you should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load. To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Adjusted Sales Load Life Insurance Rider Charge. We deduct a monthly Adjusted Sales Load Life Insurance Rider Charge if you elect the Rider to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load. The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment you make will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years). However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

For example, upon election, you anticipated making Premium payments for 5 years. Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years). However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments. Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

Number of Years the Policy has been In Force	1	2	3	4	5	6	7	8	9	10	11+
Percentage	100%	90%	80%	70%	60%	50%	40%	30%	20%	10%	0%

For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years. During the 5th policy year, you terminate the policy. During the 5 years the policy was In Force, you paid $10,000 of Premium. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Adjusted Sales Load Life Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

Children’s Insurance Rider

You may purchase term life insurance on any and all of the Insured's children at any time. If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the Insured’s child turns age 22; or (2) the policy anniversary on or after the date the Insured turns age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Children’s Insurance Rider Charge. We deduct a monthly Children's Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the lives of each and all of the Insured's children. The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if you request to change the number of children covered under the Rider. However, we may decline your request to add another child based on our underwriting standards.

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account. We will only deduct the Children's Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

Long-term Care Rider

The benefit associated with the Long-term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care. To be able to invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, a 90-day waiting period, referred to as an Elimination Period, must be satisfied before benefits are paid. The Elimination Period can be satisfied by any combination of days of Long Term Care Facility stay or days of Home Health Care, as those terms are defined in the policy. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The Elimination Period has to be satisfied only once while this Rider is in effect.

The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner. See your tax adviser about the use of this Rider.

You may purchase this Rider at any time. If you purchase it after the Policy Date, we will require evidence of insurability. There is a free-look period associated with this Rider. Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges. This Rider will be effective until we have paid the benefit, until you invoke the Policy Guard Rider, or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Long-term Care Rider Charge. We deduct a monthly Long-term Care Rider Charge if you elect the Rider to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash

Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

The Long-term Care Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Spouse Life Insurance Rider

The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the Insured’s spouse’s death to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

You may purchase this Rider at any time provided that the Insured's spouse is age 18 or older at the time the Rider is purchased. The Rider coverage continues until the Rider anniversary on or next following the year in which the Insured's spouse turns age 70, or until the policy matures, whichever is earliest. This Rider will be effective until the Rider’s term expires, until we have paid the benefit, until you invoke the Policy Guard Rider, or until you decide to terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan, or whole life or endowment insurance, subject to limitations.

Spouse Life Insurance Rider Charge. We deduct a monthly Spouse Life Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the life of the Insured’s spouse. The Rider charge is the product of the Rider's Specified Amount and the spouse life insurance cost of insurance rate. We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse. The spouse life insurance cost of insurance rate will vary by the spouse's sex, Attained Age, underwriting class, any substandard ratings, and the Rider's Specified Amount.

The Spouse Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Accidental Death Benefit Rider

The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured’s accidental death. Accidental death means the Insured died within 90 days of sustaining, and because of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.

You may purchase this Rider at any time on or after the Insured's 5th birthday and before the policy anniversary on or following the date the Insured turns age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Accidental Death Benefit Rider Charge. We deduct a monthly Accidental Death Benefit Rider Charge if you elect the Rider to compensate us for providing coverage in the event of the Insured’s accidental death. The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate. We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any substandard ratings.

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Premium Waiver Rider

The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured’s total disability for 6 consecutive months. The amount credited to the policy is the lesser of:

• the Premium you specified, or

• the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing. If you elected the Wealth Guard Rider, the monthly credit applied pursuant to this Premium Waiver Rider may not be sufficient to meet the minimum premium requirements of the Wealth Guard Rider. However, the monthly credit applied pursuant to the Premium Waiver Rider will be considered Premium for purposes of determining whether the minimum premium requirement associated with the Wealth Guard Rider has been met. See, “Wealth Guard Rider” for additional information. You may need to pay additional Premium. Purchasing this Rider could help preserve the Death Benefit.

You may purchase this Rider at any time, but may not purchase both this Rider and the Deduction (of fees and expenses) Waiver Rider. If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for 2 years. This Rider is effective until the Rider’s term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium Waiver Rider Charge. We deduct a monthly Premium Waiver Rider Charge if you elect the Rider to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured’s total disability for 6 consecutive months. The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months. The premium waiver cost rate will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Death Benefit. You may elect this Rider at any time.

Change of Insured Rider Charge. There is no charge associated with the Change of Insurance Rider.

Additional (insurance) Protection Rider

The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured’s death.

You may purchase this Rider at any time while the policy is In Force until the Insured reaches age 85. The Rider benefit amount may vary monthly and is based on the chosen Death Benefit. You may renew coverage annually until the Insured reaches Attained Age 100, when this Rider's term expires.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Additional (insurance) Protection Rider Charge. We deduct a monthly Additional (insurance) Protection Rider Charge if you elect the Rider to compensate us for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance by the Rider Death Benefit. The Rider Death Benefit is the death benefit option elected by you. We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any substandard ratings, and the Specified Amount.

The Additional (insurance) Protection Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Additionally, the guaranteed policy continuation provision will only cover the Additional (insurance) Protection Rider Charge for the first 5 policy years.

Deduction (of fees and expenses) Waiver Rider

The benefit associated with the Deduction (of fees and expenses) Waiver Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses while the Insured is disabled. In the policy year that the policy owner is eligible to invoke this Rider (when the Insured has been disabled for 6 consecutive months), the benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force. Beginning on the next policy anniversary, the benefit takes the form of a waiver of the policy's monthly charges.

Note: after the 3rd policy anniversary, this Rider's benefit alone may not be sufficient to keep your policy from Lapsing. You may need to make additional Premium payments to prevent Lapse. Thereafter, with this Rider, it will cost you less, on a monthly basis, to keep the policy In Force.

How long the benefit lasts depends on the Insured's age at the beginning of the total disability. If the Insured's total disability begins before the Insured is age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) or until you invoke the Policy Guard Rider. If the Insured's total disability begins when the Insured is between the ages of 60 and 63, the benefit continues until the Insured turns age 65. If the Insured's total disability begins after the Insured reaches age 63, the benefit continues for 2 years.

You may purchase this Rider at any time before the policy anniversary on or following the date the Insured reaches age 65 (as long as the policy is In Force). You may not purchase both this Rider and the Premium Waiver Rider.

Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For the first 3 years from the Policy Date, the Rider benefit appears to be the same as the benefit associated with the Premium Waiver Rider. However, the benefit associated with this Rider, for the first 3 policy years, will be sufficient to keep the policy from Lapsing. This is not necessarily so with the benefit associated with the Premium Waiver Rider.

Deduction (of fees and expenses) Waiver Rider Charge. We deduct a monthly Deduction (of fees and expenses) Waiver Rider Charge if you elect the Rider to compensate us for waiving the policy's monthly charges upon the Insured’s total disability for 6 consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any substandard ratings.

The Deduction (of fees and expenses) Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and from the Long Term Fixed Account.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Gartmore GVIT Government Bond Fund: Class I, and the GVIT - Gartmore GVIT Money Market Fund: Class I to any other Sub-Account. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time you elect to participate in the program.

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form. An election to participate in the program that is submitted after application will be effective at the beginning of the next policy month. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

Dollar cost averaging programs may not be available in all states. We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do so.

Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs that can be used in connection with initial Premiums. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for 1 year and your Premium will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

Beginning of Month	2	3	4	5	6	7	8	9	10	11	12
Fraction of Remaining Cash Value Transferred	1/11	1/10	1/9	1/8	1/7	1/6	1/5	1/4	1/3	1/2	Remaining Amount

Asset Rebalancing

You may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to 20) on a periodic basis. You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units. There is no charge for asset rebalancing, but it does count as a transfer event.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form. Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program. Asset rebalancing is not available for the Long Term Fixed Account. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of your specific instruction to do so. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Nationwide Allocation Architect

Nationwide may make available for use by policy owners the Nationwide Allocation Architect, an asset allocation service that enables policy owners to have their variable account Cash Value invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

•	Conservative;

•	Moderately Conservative;

•	Moderate;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this policy. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

Nationwide Investment Services Corporation as Investment Adviser

For those policies that elect to use the Nationwide Allocation Architect, Nationwide Investment Services Corporation (“NISC”), an affiliate of Nationwide, will serve as investment adviser to each participating policy owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Policy owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to policy owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send policy owners written notice of model updates approximately 30 days before the model changes are to be implemented. You should review these notices carefully. If the policy owner is comfortable with the model changes, the policy owner need not take any action. If the policy owner is not comfortable with the model changes, the policy owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account Cash Value of policies participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account Cash Value to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account Cash Value when the models change, Nationwide will also reallocate the variable account Cash Value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a policy owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire policy Cash Value that is allocated to the variable account in accordance with the elected model. Allocations to the Fixed Account will remain so invested. Only one model may be elected at any given time. The Nationwide Allocation Architect is not available for policies with Cash Value allocated to the Long Term Fixed Account.

While the Nationwide Allocation Architect is in effect, the policy owner will not be permitted to transfer Cash Value among the sub-accounts without first terminating their participation in the service. Policy owners may transfer maturing fixed investment option Cash Value into the variable account (and thus, the elected model) only at the end of the guarantee term. Policy owners may transfer variable account Cash Value into the Fixed Account as permitted by the policy. Any subsequent premium submitted that is to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any partial surrenders or loans taken from the policy while the Nationwide Allocation Architect is in effect will be taken proportionally from the sub-accounts and, if there are insufficient amounts in the sub-accounts, the Fixed Account. Any charges assessed to the policy will be taken proportionally from all investments in the policy. A policy owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing. However, a policy owner may use the Nationwide Allocation Architect in connection with a Dollar Cost Averaging program utilizing the Fixed Account.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the policy owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Policy owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a policy owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the policy owner. Once a policy owner's participation in the service is terminated, the Cash Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Sub-Account Transfers" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds managed by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the policy owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take a loan against the policy's Cash Value. Loan requests must be submitted in writing to our Home Office. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

The smallest policy loan you may take is $200. The largest policy loan you may take is the "maximum loan value," which equals the Cash Surrender Value, less 10% of the Cash Value allocated to the Sub-Accounts, less any surrender charge, and less the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable).

We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.9% per annum. The interest will accrue daily and is payable at the end of each policy year. If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account. Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise. We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Finally, we will only transfer amounts from the Long Term Fixed Account if the Fixed Account allocations are depleted.

Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in policy years 1 through 10, and 3.9% per annum (guaranteed minimum of 3.65%) in policy year 11 and thereafter.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the collateral amount at the same time. In effect, the loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.

The amount transferred to the loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credit to fixed investment option allocations. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit. If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured’s lifetime. The minimum repayment amount is $50. We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise. While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges. You can avoid Lapsing the policy by paying the amount required by the guaranteed policy continuation provision, or you can invoke the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse. Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

During the guaranteed policy continuation period, the policy will not Lapse if you pay an amount equal to or greater than the Policy Continuation Premium Amount shown on the Policy Data Page. The Policy Continuation Premium Amount will vary by the Insured's issue age, sex, underwriting class, any substandard ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

The Policy Continuation Premium Amount shown on the Policy Data Page will not be accurate if you take any policy loans or partial surrenders, or if you increase the Specified Amount, after the policy is issued. Upon request and for no charge, we will determine whether your Premium payments, less policy loans and partial surrenders, are sufficient to keep the guaranteed policy continuation provision in effect.

When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy. There is no charge for the guaranteed policy continuation provision.

Duration of the Guaranteed Policy Continuation Period. The guaranteed policy continuation period begins when we issue the policy. How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

Insured's Age at Policy Issuance:	55 or Younger	56 through 69	70 or Older
Duration of Guaranteed Policy Continuation Period:	30 policy years or until the Insured reached Attained Age 65, whichever comes first	10 policy years	5 policy years

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy. This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable. If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•
paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

The effective date of a reinstated policy (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge. A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to 6 months.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy’s Cash Surrender Value at any time after the policy has been In Force for one year. Currently, we do not assess a Partial Surrender Fee. However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.

We reserve the right to limit the number of partial surrenders to 1 per policy year. The minimum amount of any partial surrender request is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account. Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long Term Fixed Account.

Reduction of the Specified Amount due to a Partial Surrender. When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender. The policy’s charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One. Not all Death Benefit options are available in all states.

Death Benefit Option One. The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

Death Benefit Option Two. The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

Death Benefit Option Three. The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit. The amount of the accumulated premium account, which will be based on the Option Three Interest Rate stated on the Policy Data Page, will be no less than zero or more than the Option Three Maximum Increase which is also stated on the Policy Data Page.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

• the cash value accumulation test; or

• the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One. You may not change to Death Benefit Option Three. However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two. We will permit only 1 change of Death Benefit option per policy year. The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same. The policy’s charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change. We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

Policy Maturity

If the policy is In Force on the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

We may offer to extend the Maturity Date to coincide with the Insured's death, at which time we will pay the Proceeds to the beneficiary. During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it). The termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise). The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice. If the policy's Maturity Date is extended, we will endorse the policy so that:

(1)	no changes to the Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)	if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

(7)
if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Protection Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding your choice between items (5) and (6) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Policy Guard Rider, in which case the Proceeds may be reduced.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application. At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options. To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office. However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units. Proceeds are paid from our general account.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Interest Income Option

If you elect the Interest Income Option, we retain the Proceeds and credit the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The interest can be paid at the end of 12-, 6-, 3- or 1-month intervals, or it can be left to accumulate.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Income for a Fixed Period Option

If you elect the Income for a Fixed Period Option, we retain the Proceeds and make payments to you at specified intervals over a certain number of years that you designate (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The payments can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life. During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no further payments.

Fixed Income for Varying Periods Option

If you elect the Fixed Income for Varying Periods Option, we retain the Proceeds and pay you a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. We will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

Alternate Life Income Option

If you elect the Alternate Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable. The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon your death. We will make no payments to your estate.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances. Seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax. Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2006, up to $12,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2006, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $2 million amount increases to $3.5 million in 2009. The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2006, 46%, which will decrease again in 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal income tax purposes.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy’s compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the Premiums previously paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being from the Premiums paid into the contract, and then from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner’s "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract,

are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

• the value each year of the life insurance protection provided;
• an amount equal to any employer-paid Premiums; or
• some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
• interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend when tax would be payable. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old contract.

If the contract is subject to a policy Indebtedness which is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable. Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax. The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy’s cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

Taxes and the Value of Your Policy

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien,or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account-G

Organization, Registration and Operation

Nationwide VL Separate Account-G is a separate account established under Ohio law. We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. We buy and sell the mutual shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from our other assets and are not part of our general account. We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies. If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in a mutual fund is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund, subject to federal rules and regulations. The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

We reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year target premiums and 3% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depends on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Mutual Funds. The underlying mutual funds understand and acknowledge that we provide substantial value to them by performing the following functions and incurring the following costs:

•
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. Since the separate account purchases mutual fund shares on behalf of all policy owners, it serves as a single shareholder of the mutual fund. By processing aggregated policy owner transactions, we relieve the mutual fund of the expenses of processing individual policy owner transactions.

•	We incur the costs associated with selling the policy, which benefits the mutual funds by allowing policy owners to purchase interests in their mutual funds via the Sub-Accounts.

•	We incur the costs associated with Sub-Account accounting, recordkeeping, and administration.

Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from mutual fund assets, or they may be made pursuant to service/administration or other similar agreements between the mutual fund and us (or our affiliates), in which case no deduction is made from mutual fund assets.

In establishing the policy charges, we considered the amount of the payments that we expect to receive from the underlying mutual funds. Without these payments, the charges likely would be higher. We only include funds in the policy that make these types of payments.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote. The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s financial position.

However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back NLIC’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing NLIC’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide and NLIC intend to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and NLIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLIC intend to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide’s parent):

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are NLIC: any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. NLIC intends to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, NLIC’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. NLIC intends to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains financial statements of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account - G. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. Please consider the financial statements of Nationwide only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of Nationwide as affecting the investment performance of the assets of the separate account.

Appendix A: Definitions

Accumulation Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age - The Insured’s age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value - The Cash Value, subject to Indebtedness and the surrender charge.

Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Death Benefit - The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.
FDIC - Federal Deposit Insurance Corporation.
Grace Period - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - The insurance coverage is in effect.
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience - The market performance of a mutual fund/Sub-Account.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the Insured's 100th birthday.
Minimum Required Death Benefit - The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.
NCUSIF - Nationwide Credit Union Share Insurance Fund.
Net Amount At Risk - The policy’s base Death Benefit minus the policy’s Cash Value.

Net Asset Value (NAV) - The price each share of a mutual fund in which a Sub-Account invests. It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Net Premium - Premium after transaction charges, but before any allocation to an investment option.

Policy Continuation Premium Amount - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.

Policy Data Page(s) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.

Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.
Premium Load - The aggregate of the sales load and premium tax charges.
Rider - An optional benefit you may purchase under the policy.
SEC - The Securities and Exchange Commission.
Specified Amount - The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts - The mechanism we use to account for your allocations of Net Premium and cash value among the policy’s variable investment options.
Us, we, our or the company - Nationwide Life and Annuity Insurance Company.

Valuation Period - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

You, your or the policy owner or Owner - The person named as the owner in the application, or the person assigned ownership rights.

Appendix B: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class

This sub-account is only available in policies issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1

This sub-account is only available in policies issued before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management L.P.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class

This sub-account is only available in policies issued before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life and Annuity Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21697.
Securities Act of 1933 Registration File No. 333-121878

Nationwide VL Separate Account-G
(Registrant)

Nationwide Life and Annuity Insurance Company ("Nationwide")
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2006 and the prospectuses for the mutual funds. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2006.

Table of Contents

Nationwide Life and Annuity Insurance Company	1	Maximum Surrender Charge Calculation	2
Nationwide VL Separate Account-G	1	Illustrations	5
Nationwide Investment Services Corporation (NISC)	1	Advertising	6
Services	2	Tax Definition of Life Insurance	6
Underwriting Procedure	2	Financial Statements	8

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Nationwide VL Separate Account-G

Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on August 3, 2004 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We paid no underwriting commissions to NISC for this separate account in 2005.

1

Services

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VL Separate Account-G and the financial statements of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG, LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG, LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any substandard rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners’ Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or substandard rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Maximum Surrender Charge Calculation

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge (p) multiplied by the lesser of (b) or (c),where:

(p)	= is the surrender charge percentage in the range 28% - 60% which varies by age, sex, and risk classification

2

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

Plus (c) multiplied by (d) where:

(c) = the Specified Amount divided by 1,000; and

(d)	= the applicable rate from the "Administrative Target Factor" chart below.

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.

Surrender Target Factor

Age	Male	Female	Age	Male	Female	Age	Male	Female
0	4.40	3.54	31	11.95	9.88	61	61.89	45.00
1	4.44	3.57	32	12.40	10.29	62	65.19	47.18
2	4.60	3.70	33	12.86	10.71	63	68.49	49.37
3	4.78	3.84	34	13.31	11.12	64	71.79	51.55
4	4.96	3.99	35	13.77	11.53	65	75.09	53.73
5	5.16	4.15	36	14.88	12.13	66	79.58	57.12
6	5.38	4.32	37	15.99	12.73	67	84.06	60.50
7	5.61	4.51	38	17.10	13.33	68	88.55	63.88
8	5.85	4.70	39	18.22	13.92	69	93.03	67.27
9	6.12	4.92	40	19.33	14.52	70	97.52	70.65
10	6.40	5.14	41	20.44	15.12	71	102.00	74.03
11	6.69	5.38	42	21.55	15.72	72	106.49	77.42
12	7.00	5.63	43	22.67	16.32	73	110.98	80.80
13	7.31	5.88	44	23.78	16.92	74	115.46	84.18
14	7.65	6.15	45	24.89	17.52	75	119.95	87.57
15	7.97	6.41	46	26.61	18.96	76	128.65	94.03
16	8.29	6.66	47	28.33	20.40	77	137.60	101.03
17	8.60	6.91	48	30.05	21.83	78	144.91	108.63
18	7.16	5.76	49	31.77	23.27	79	154.65	110.16
19	7.42	5.97	50	33.49	24.71	80	166.83	118.06
20	7.67	6.17	51	35.22	26.15	81	166.83	118.06
21	7.93	6.38	52	36.94	27.58	82	166.83	118.06
22	8.25	6.63	53	38.66	29.02	83	166.83	118.06
23	8.53	6.86	54	40.38	30.46	84	166.83	118.06
24	8.89	7.15	55	42.10	31.90	85	166.83	118.06
25	9.23	7.42	56	45.40	34.08
26	9.68	7.83	57	48.70	36.26
27	10.14	8.24	58	52.00	38.45
28	10.59	8.65	59	55.29	40.63
29	11.04	9.06	60	58.59	42.82
30	11.50	9.47

3

Administrative Target Factor
The Administrative Target Factor depends on the Specified Amount of your policy, as follows:

Band 1 = policies with Specified Amounts of less than $100,000

Band 2 = policies with Specified Amounts equal to or greater than $100,000 but less than $250,000

Band 3 = policies with Specified Amounts equal to or greater than $250,000 but less than $500,000

Band 4 = policies with Specified Amounts equal to or greater than $500,000 but less than $1,000,000

Band 5 = policies with Specified Amounts equal to or greater than $1,000,000

4

Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5	Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
0	7.95	7.90	5.30	5.30	5.30	43	10.94	9.66	6.34	6.34	6.34
1	7.95	7.90	5.30	5.30	5.30	44	10.97	9.68	6.42	6.42	6.42
2	7.95	7.90	5.30	5.30	5.30	45	11.00	9.70	6.50	6.50	6.50
3	7.95	7.90	5.30	5.30	5.30	46	11.04	9.73	6.52	6.52	6.52
4	7.95	7.90	5.30	5.30	5.30	47	11.08	9.76	6.54	6.54	6.54
5	7.95	7.90	5.30	5.30	5.30	48	11.12	9.79	6.56	6.56	6.56
6	7.95	7.90	5.30	5.30	5.30	49	11.16	9.82	6.58	6.58	6.58
7	7.95	7.90	5.30	5.30	5.30	50	11.20	9.85	6.60	6.60	6.60
8	7.95	7.90	5.30	5.30	5.30	51	11.24	9.88	6.62	6.62	6.62
9	7.95	7.90	5.30	5.30	5.30	52	11.28	9.91	6.64	6.64	6.64
10	7.95	7.90	5.30	5.30	5.30	53	11.32	9.94	6.66	6.66	6.66
11	7.95	7.90	5.30	5.30	5.30	54	11.36	9.97	6.68	6.68	6.68
12	7.95	7.90	5.30	5.30	5.30	55	11.40	10.00	6.70	6.70	6.70
13	7.95	7.90	5.30	5.30	5.30	56	11.38	9.99	6.69	6.69	6.69
14	7.95	7.90	5.30	5.30	5.30	57	11.36	9.98	6.68	6.68	6.68
15	7.95	7.90	5.30	5.30	5.30	58	11.34	9.97	6.67	6.67	6.67
16	7.95	7.90	5.30	5.30	5.30	59	11.32	9.96	6.66	6.66	6.66
17	7.95	7.90	5.30	5.30	5.30	60	11.30	9.95	6.65	6.65	6.65
18	8.80	7.90	5.30	5.30	5.30	61	11.28	9.94	6.64	6.64	6.64
19	8.80	7.90	5.30	5.30	5.30	62	11.26	9.93	6.63	6.63	6.63
20	8.90	7.90	5.30	5.30	5.30	63	11.24	9.92	6.62	6.62	6.62
21	9.01	7.90	5.30	5.30	5.30	64	11.22	9.91	6.61	6.61	6.61
22	9.12	7.90	5.30	5.30	5.30	65	11.09	9.90	6.60	6.60	6.60
23	9.12	7.90	5.30	5.30	5.30	66	11.05	9.86	6.66	6.66	6.66
24	9.22	7.90	5.30	5.30	5.30	67	10.90	9.82	6.72	6.72	6.72
25	9.33	7.90	5.30	5.30	5.30	68	10.75	9.78	6.78	6.78	6.78
26	9.34	8.06	5.34	5.34	5.34	69	10.60	9.74	6.84	6.84	6.84
27	9.45	8.22	5.38	5.38	5.38	70	10.45	9.70	6.90	6.90	6.90
28	9.46	8.38	5.42	5.42	5.42	71	10.30	9.66	6.96	6.96	6.96
29	9.58	8.54	5.46	5.46	5.46	72	10.15	9.62	7.02	7.02	7.02
30	9.69	8.70	5.50	5.50	5.50	73	10.00	9.58	7.08	7.08	7.08
31	9.81	8.86	5.54	5.54	5.54	74	9.85	9.54	7.14	7.14	7.14
32	9.92	9.02	5.58	5.58	5.58	75	9.70	9.50	7.20	7.20	7.20
33	10.15	9.18	5.62	5.62	5.62	76	9.70	9.50	7.20	7.20	7.20
34	10.37	9.34	5.66	5.66	5.66	77	9.70	9.50	7.20	7.20	7.20
35	10.59	9.50	5.70	5.70	5.70	78	9.70	9.50	7.20	7.20	7.20
36	10.62	9.52	5.78	5.78	5.78	79	9.70	9.50	7.20	7.20	7.20
37	10.76	9.54	5.86	5.86	5.86	80	9.70	9.50	7.20	7.20	7.20
38	10.79	9.56	5.94	5.94	5.94	81	9.70	9.50	7.20	7.20	7.20
39	10.82	9.58	6.02	6.02	6.02	82	9.70	9.50	7.20	7.20	7.20
40	10.85	9.60	6.10	6.10	6.10	83	9.70	9.50	7.20	7.20	7.20
41	10.88	9.62	6.18	6.18	6.18	84	9.70	9.50	7.20	7.20	7.20
42	10.91	9.64	6.26	6.26	6.26	85	9.70	9.50	7.20	7.20	7.20

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

5

Advertising

Rating Agencies. Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts. We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	100%
55	150%	76	105%	96	100%
56	146%	77	105%	97	100%
57	142%	78	105%	98	100%
58	138%	79	105%	99	100%
59	134%	80	105%	100	100%
60	130%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted

6

(i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	211%	16	147%	31	118%
2	206%	17	144%	32	116%
3	200%	18	142%	33	115%
4	195%	19	139%	34	114%
5	190%	20	137%	35	113%
6	185%	21	134%	36	112%
7	180%	22	132%	37	111%
8	176%	23	130%	38	110%
9	172%	24	128%	39	109%
10	168%	25	127%	40	108%
11	164%	26	125%	41	107%
12	160%	27	123%	42	106%
13	157%	28	122%	43	104%
14	154%	29	120%	44	103%
15	150%	30	119%	45	102%

7

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the period from May 13, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for the period from May 13, 2005 (commencement of operations) through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 8, 2006

8

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 2,387 shares (cost $29,029)	$29,532

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 187 shares (cost $4,501)	4,621

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 123 shares (cost $1,920)	1,973

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 1,542 shares (cost $18,199)	18,045

American Century VP – Ultra®Fund – Class I (ACVPUltra) 2,686 shares (cost $27,224)	27,881

American Century VP – Value Fund – Class I (ACVPVal) 3,450 shares (cost $27,454)	28,287

American Century VP – VistaSM Fund – Class I (ACVPVista) 731 shares (cost $10,337)	10,589

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 256 shares (cost $2,618)	2,626

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 1,220 shares (cost $20,310)	20,334

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,694 shares (cost $52,955)	53,900

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 274 shares (cost $10,158)	10,161

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 479 shares (cost $5,394)	5,415

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 1,126 shares (cost $27,470)	28,597

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 263 shares (cost $8,705)	8,841

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 3,058 shares (cost $56,875)	62,699

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 3,942 shares (cost $117,364)	121,940

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 3,610 shares (cost $45,593)	45,771

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 1,757 shares (cost $58,199)	61,414

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 31 shares (cost $422)	440

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 332 shares (cost $6,304)	6,263

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 11,051 shares (cost $114,618)	124,546

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 1,127 shares (cost $19,576)	20,410

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 1,147 shares (cost $19,201)	$19,527

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 428 shares (cost $6,029)	6,065

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 1,892 shares (cost $18,963)	20,621

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,731 shares (cost $41,037)	42,599

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 1,520 shares (cost $27,240)	26,382

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 1,636 shares (cost $19,066)	18,879

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 557 shares (cost $14,480)	15,118

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 504,985 shares (cost $504,985)	504,985

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 724 shares (cost $8,208)	8,578

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 1,364 shares (cost $21,277)	21,681

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 2,498 shares (cost $31,755)	28,806

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 312 shares (cost $7,591)	7,100

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 113 shares (cost $1,336)	1,217

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 5,585 shares (cost $54,653)	54,570

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 4,069 shares (cost $47,360)	46,911

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 3,428 shares (cost $53,938)	56,766

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 519 shares (cost $6,886)	6,792

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 961 shares (cost $7,576)	7,457

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 770 shares (cost $8,571)	7,980

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 3,156 shares (cost $11,983)	12,245

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 341 shares (cost $4,143)	4,084

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 134 shares (cost $1,392)	1,371

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 3,364 shares (cost $38,065)	38,348

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 3,711 shares (cost $43,931)	43,937

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 204 shares (cost $2,224)	2,227

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT- G
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 27 shares (cost $265)	$268

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 540 shares (cost $6,746)	6,765

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 1,424 shares (cost $15,675)	16,637

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 31 shares (cost $518)	521

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 972 shares (cost $12,282)	12,291

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes) 816 shares (cost $11,491)	12,169

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 1,664 shares (cost $22,876)	23,563

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 637 shares (cost $24,089)	24,556

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 523 shares (cost $4,399)	4,414

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 2,189 shares (cost $46,631)	47,696

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 297 shares (cost $4,932)	5,105

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 1,050 shares (cost $34,149)	35,213

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 1,845 shares (cost $17,145)	17,597

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 388 shares (cost $8,666)	8,437

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 443 shares (cost $5,214)	5,107

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 1,373 shares (cost $30,941)	31,694

Total Investments	1,950,564

Accounts Receivable	667

Total Assets	1,951,231

Accounts Payable	–

Contract Owners Equity (note 7)	$1,951,231

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF OPERATIONS
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$6,252	22	2	–	138	–	–	–

Net investment income (loss)	6,252	22	2	–	138	–	–	–

Proceeds from mutual fund shares sold	987,001	681	203	305	1,310	881	705	230
Cost of mutual fund shares sold	(984,920)	(676)	(194)	(297)	(1,322)	(853)	(701)	(223)

Realized gain (loss) on investments	2,081	5	9	8	(12)	28	4	7
Change in unrealized gain (loss) on investments	37,466	503	121	53	(153)	657	833	253

Net gain (loss) on investments	39,547	508	130	61	(165)	685	837	260

Reinvested capital gains	9,644	288	–	–	386	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$55,443	818	132	61	359	685	837	260

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Reinvested dividends	$24	–	292	–	–	–	–	–

Net investment income (loss)	24	–	292	–	–	–	–	–

Proceeds from mutual fund shares sold	303	1,543	3,301	367	352	1,118	545	2,462
Cost of mutual fund shares sold	(304)	(1,472)	(3,254)	(363)	(352)	(1,103)	(522)	(2,227)

Realized gain (loss) on investments	(1)	71	47	4	–	15	23	235
Change in unrealized gain (loss) on investments	8	24	945	4	22	1,127	136	5,824

Net gain (loss) on investments	7	95	992	8	22	1,142	159	6,059

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$31	95	1,284	8	22	1,142	159	6,059

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF OPERATIONS, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal
Reinvested dividends	$–	–	–	–	20	656	–	–

Net investment income (loss)	–	–	–	–	20	656	–	–

Proceeds from mutual fund shares sold	1,737	1,033	836	85	451	4,441	1,013	805
Cost of mutual fund shares sold	(1,618)	(1,040)	(787)	(85)	(466)	(4,211)	(1,021)	(811)

Realized gain (loss) on investments	119	(7)	49	–	(15)	230	(8)	(6)
Change in unrealized gain (loss) on investments	4,577	179	3,215	18	(41)	9,929	835	326

Net gain (loss) on investments	4,696	172	3,264	18	(56)	10,159	827	320

Reinvested capital gains	–	–	–	–	264	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,696	172	3,264	18	228	10,815	827	320

Investment activity:	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr	GVITMyMkt	GVITNWFund
Reinvested dividends	$–	–	–	82	264	–	2,458	38

Net investment income (loss)	–	–	–	82	264	–	2,458	38

Proceeds from mutual fund shares sold	195	1,642	930	1,043	690	554	920,086	761
Cost of mutual fund shares sold	(196)	(1,513)	(865)	(993)	(701)	(526)	(920,086)	(736)

Realized gain (loss) on investments	(1)	129	65	50	(11)	28	–	25
Change in unrealized gain (loss) on investments	37	1,659	1,563	(858)	(186)	639	–	371

Net gain (loss) on investments	36	1,788	1,628	(808)	(197)	667	–	396

Reinvested capital gains	–	–	–	1,310	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$36	1,788	1,628	584	67	667	2,458	434

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF OPERATIONS, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Reinvested dividends	$–	18	–	–	482	258	186	2

Net investment income (loss)	–	18	–	–	482	258	186	2

Proceeds from mutual fund shares sold	378	589	1,539	43	545	951	1,113	231
Cost of mutual fund shares sold	(364)	(598)	(1,430)	(44)	(553)	(942)	(1,045)	(206)

Realized gain (loss) on investments	14	(9)	109	(1)	(8)	9	68	25
Change in unrealized gain (loss) on investments	405	(2,949)	(490)	(119)	(82)	(448)	2,828	(93)

Net gain (loss) on investments	419	(2,958)	(381)	(120)	(90)	(439)	2,896	(68)

Reinvested capital gains	–	2,592	736	112	296	1,176	4	484

Net increase (decrease) in contract owners’ equity resulting from operations	$419	(348)	355	(8)	688	995	3,086	418

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Reinvested dividends	$222	–	–	38	14	364	382	8

Net investment income (loss)	222	–	–	38	14	364	382	8

Proceeds from mutual fund shares sold	567	227	67	709	174	393	16,163	275
Cost of mutual fund shares sold	(574)	(224)	(62)	(699)	(174)	(392)	(15,903)	(271)

Realized gain (loss) on investments	(7)	3	5	10	–	1	260	4
Change in unrealized gain (loss) on investments	(119)	(590)	262	(58)	(21)	283	7	3

Net gain (loss) on investments	(126)	(587)	267	(48)	(21)	284	267	7

Reinvested capital gains	–	690	–	42	20	282	516	8

Net increase (decrease) in contract owners’ equity resulting from operations	$96	103	267	32	13	930	1,165	23

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF OPERATIONS, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes	NBAMTFasc	OppCapAp
Reinvested dividends	$–	–	18	–	46	–	–	–

Net investment income (loss)	–	–	18	–	46	–	–	–

Proceeds from mutual fund shares sold	89	915	762	27	195	919	491	727
Cost of mutual fund shares sold	(89)	(898)	(710)	(25)	(196)	(869)	(487)	(691)

Realized gain (loss) on investments	–	17	52	2	(1)	50	4	36
Change in unrealized gain (loss) on investments	3	20	963	4	10	679	687	468

Net gain (loss) on investments	3	37	1,015	6	9	729	691	504

Reinvested capital gains	–	–	80	–	–	26	6	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3	37	1,113	6	55	755	697	504

Investment activity:	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	TRPBluChpGrII	TRowEqInc2	VKoreFI	VKUSRealEst
Reinvested dividends	$–	–	–	–	16	48	152	2

Net investment income (loss)	–	–	–	–	16	48	152	2

Proceeds from mutual fund shares sold	272	1,551	1,844	1,606	950	914	301	866
Cost of mutual fund shares sold	(271)	(1,498)	(1,696)	(1,450)	(946)	(923)	(315)	(857)

Realized gain (loss) on investments	1	53	148	156	4	(9)	(14)	9
Change in unrealized gain (loss) on investments	16	1,066	173	1,065	453	(228)	(106)	754

Net gain (loss) on investments	17	1,119	321	1,221	457	(237)	(120)	763

Reinvested capital gains	–	–	–	–	–	290	30	6

Net increase (decrease) in contract owners’ equity resulting from operations	$17	1,119	321	1,221	473	101	62	771

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Net investment income (loss)	$6,252	22	2	–	138	–	–	–
Realized gain (loss) on investments	2,081	5	9	8	(12)	28	4	7
Change in unrealized gain (loss) on investments	37,466	503	121	53	(153)	657	833	253
Reinvested capital gains	9,644	288	–	–	386	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	55,443	818	132	61	359	685	837	260

Equity transactions:
Purchase payments received from contract owners (note 6)	2,058,077	6,478	3,510	746	3,572	11,360	17,532	2,956
Transfers between funds	–	23,256	1,310	1,566	15,848	17,024	11,828	7,652
Surrenders (note 6)	(1,656)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(158,546)	(988)	(326)	(400)	(1,710)	(1,156)	(1,876)	(266)
Asset charges (note 3)	(2,706)	(36)	(6)	(4)	(26)	(34)	(36)	(14)
Adjustments to maintain reserves	619	8	11	5	5	16	11	4

Net equity transactions	1,895,788	28,718	4,499	1,913	17,689	27,210	27,459	10,332

Net change in contract owners’ equity	1,951,231	29,536	4,631	1,974	18,048	27,895	28,296	10,592
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,951,231	29,536	4,631	1,974	18,048	27,895	28,296	10,592

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	302,403	2,857	448	215	1,752	2,797	2,835	949
Units redeemed	(123,457)	(99)	(30)	(37)	(158)	(115)	(181)	(25)

Ending units	178,946	2,758	418	178	1,594	2,682	2,654	924

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Net investment income (loss)	$24	–	292	–	–	–	–	–
Realized gain (loss) on investments	(1)	71	47	4	–	15	23	235
Change in unrealized gain (loss) on investments	8	24	945	4	22	1,127	136	5,824
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31	95	1,284	8	22	1,142	159	6,059

Equity transactions:
Purchase payments received from contract owners (note 6)	1,010	10,198	33,132	2,202	1,034	4,558	1,716	10,120
Transfers between funds	1,912	12,200	29,176	8,482	4,880	25,344	7,840	48,860
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(324)	(2,134)	(9,624)	(522)	(514)	(2,422)	(866)	(2,296)
Asset charges (note 3)	(4)	(26)	(70)	(8)	(8)	(26)	(10)	(46)
Adjustments to maintain reserves	16	16	8	8	11	16	14	3

Net equity transactions	2,610	20,254	52,622	10,162	5,403	27,470	8,694	56,641

Net change in contract owners’ equity	2,641	20,349	53,906	10,170	5,425	28,612	8,853	62,700
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$2,641	20,349	53,906	10,170	5,425	28,612	8,853	62,700

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	292	2,045	6,014	1,020	587	2,900	905	5,228
Units redeemed	(32)	(207)	(930)	(50)	(51)	(232)	(83)	(212)

Ending units	260	1,838	5,084	970	536	2,668	822	5,016

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal
Net investment income (loss)	$–	–	–	–	20	656	–	–
Realized gain (loss) on investments	119	(7)	49	–	(15)	230	(8)	(6)
Change in unrealized gain (loss) on investments	4,577	179	3,215	18	(41)	9,929	835	326
Reinvested capital gains	–	–	–	–	264	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,696	172	3,264	18	228	10,815	827	320

Equity transactions:
Purchase payments received from contract owners (note 6)	35,358	4,152	9,594	436	722	4,800	13,080	5,414
Transfers between funds	87,136	43,778	50,664	138	5,832	114,848	8,232	15,426
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,152)	(2,274)	(2,070)	(154)	(516)	(5,656)	(1,704)	(1,616)
Asset charges (note 3)	(98)	(56)	(40)	(2)	(6)	(260)	(26)	(20)
Adjustments to maintain reserves	24	13	6	16	11	13	2	24

Net equity transactions	117,268	45,613	58,154	434	6,043	113,745	19,584	19,228

Net change in contract owners’ equity	121,964	45,785	61,418	452	6,271	124,560	20,411	19,548
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$121,964	45,785	61,418	452	6,271	124,560	20,411	19,548

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	10,767	4,722	5,274	56	503	11,537	2,113	1,902
Units redeemed	(455)	(230)	(180)	(14)	(39)	(543)	(171)	(148)

Ending units	10,312	4,492	5,094	42	464	10,994	1,942	1,754

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr	GVITMyMkt	GVITNWFund
Net investment income (loss)	$–	–	–	82	264	–	2,458	38
Realized gain (loss) on investments	(1)	129	65	50	(11)	28	–	25
Change in unrealized gain (loss) on investments	37	1,659	1,563	(858)	(186)	639	–	371
Reinvested capital gains	–	–	–	1,310	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36	1,788	1,628	584	67	667	2,458	434

Equity transactions:
Purchase payments received from contract owners (note 6)	3,750	7,034	13,338	10,350	4,100	2,382	1,666,390	1,508
Transfers between funds	2,536	13,200	29,466	16,618	15,786	13,048	(1,091,248)	7,410
Surrenders (note 6)	–	–	–	–	(36)	–	(1,576)	(44)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(254)	(1,378)	(1,776)	(1,144)	(1,012)	(958)	(70,008)	(712)
Asset charges (note 3)	(6)	(24)	(56)	(26)	(28)	(22)	(1,004)	(22)
Adjustments to maintain reserves	5	20	3	1	17	3	(29)	6

Net equity transactions	6,031	18,852	40,975	25,799	18,827	14,453	502,525	8,146

Net change in contract owners’ equity	6,067	20,640	42,603	26,383	18,894	15,120	504,983	8,580
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$6,067	20,640	42,603	26,383	18,894	15,120	504,983	8,580

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	641	1,739	3,942	2,399	1,937	1,435	164,243	859
Units redeemed	(27)	(127)	(168)	(105)	(101)	(89)	(115,057)	(69)

Ending units	614	1,612	3,774	2,294	1,836	1,346	49,186	790

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Net investment income (loss)	$–	18	–	–	482	258	186	2
Realized gain (loss) on investments	14	(9)	109	(1)	(8)	9	68	25
Change in unrealized gain (loss) on investments	405	(2,949)	(490)	(119)	(82)	(448)	2,828	(93)
Reinvested capital gains	–	2,592	736	112	296	1,176	4	484

Net increase (decrease) in contract owners’ equity resulting from operations	419	(348)	355	(8)	688	995	3,086	418

Equity transactions:
Purchase payments received from contract owners (note 6)	7,596	9,302	3,774	14	1,468	15,748	13,016	3,260
Transfers between funds	14,290	20,854	3,482	1,262	53,086	32,970	43,616	3,580
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(602)	(976)	(502)	(52)	(644)	(2,754)	(2,890)	(460)
Asset charges (note 3)	(24)	(30)	(10)	(2)	(30)	(50)	(66)	(8)
Adjustments to maintain reserves	15	20	13	18	10	22	17	12

Net equity transactions	21,275	29,170	6,757	1,240	53,890	45,936	53,693	6,384

Net change in contract owners’ equity	21,694	28,822	7,112	1,232	54,578	46,931	56,779	6,802
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,694	28,822	7,112	1,232	54,578	46,931	56,779	6,802

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	1,988	2,763	674	108	5,402	4,685	5,226	548
Units redeemed	(56)	(93)	(56)	(4)	(66)	(269)	(268)	(38)

Ending units	1,932	2,670	618	104	5,336	4,416	4,958	510

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Net investment income (loss)	$222	–	–	38	14	364	382	8
Realized gain (loss) on investments	(7)	3	5	10	–	1	260	4
Change in unrealized gain (loss) on investments	(119)	(590)	262	(58)	(21)	283	7	3
Reinvested capital gains	–	690	–	42	20	282	516	8

Net increase (decrease) in contract owners’ equity resulting from operations	96	103	267	32	13	930	1,165	23

Equity transactions:
Purchase payments received from contract owners (note 6)	3,896	410	839	1,272	1,422	1,994	36,922	1,284
Transfers between funds	4,058	7,784	11,264	3,346	636	36,972	14,122	1,194
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(582)	(310)	–	(564)	(700)	(1,494)	(8,222)	(272)
Asset charges (note 3)	(12)	(6)	–	(4)	(4)	(56)	(52)	(2)
Adjustments to maintain reserves	7	11	(102)	15	21	21	4	2

Net equity transactions	7,367	7,889	12,001	4,065	1,375	37,437	42,774	2,206

Net change in contract owners’ equity	7,463	7,992	12,268	4,097	1,388	38,367	43,939	2,229
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$7,463	7,992	12,268	4,097	1,388	38,367	43,939	2,229

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	765	773	1,006	425	202	3,747	4,816	239
Units redeemed	(57)	(29)	(10)	(53)	(68)	(147)	(780)	(27)

Ending units	708	744	996	372	134	3,600	4,036	212

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes	NBAMTFasc	OppCapAp
Net investment income (loss)	$–	–	18	–	46	–	–	–
Realized gain (loss) on investments	–	17	52	2	(1)	50	4	36
Change in unrealized gain (loss) on investments	3	20	963	4	10	679	687	468
Reinvested capital gains	–	–	80	–	–	26	6	–

Net increase (decrease) in contract owners’ equity resulting from operations	3	37	1,113	6	55	755	697	504

Equity transactions:
Purchase payments received from contract owners (note 6)	266	3,696	4,868	416	4,420	1,756	1,194	2,652
Transfers between funds	120	3,608	11,866	142	8,220	10,668	22,292	22,596
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122)	(570)	(1,182)	(42)	(396)	(982)	(608)	(1,178)
Asset charges (note 3)	–	(8)	(30)	–	(8)	(30)	(16)	(22)
Adjustments to maintain reserves	8	23	3	14	14	18	25	25

Net equity transactions	272	6,749	15,525	530	12,250	11,430	22,887	24,073

Net change in contract owners’ equity	275	6,786	16,638	536	12,305	12,185	23,584	24,577
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$275	6,786	16,638	536	12,305	12,185	23,584	24,577

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	38	686	1,524	49	1,252	1,195	2,293	2,411
Units redeemed	(12)	(54)	(108)	(3)	(40)	(93)	(59)	(113)

Ending units	26	632	1,416	46	1,212	1,102	2,234	2,298

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
For the Period May 13, 2005 Through December 31, 2005

Investment activity:	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	TRPBluChpGrII	TRowEqInc2	VKoreFI	VKUSRealEst
Net investment income (loss)	$–	–	–	–	16	48	152	2
Realized gain (loss) on investments	1	53	148	156	4	(9)	(14)	9
Change in unrealized gain (loss) on investments	16	1,066	173	1,065	453	(228)	(106)	754
Reinvested capital gains	–	–	–	–	–	290	30	6

Net increase (decrease) in contract owners’ equity resulting from operations	17	1,119	321	1,221	473	101	62	771

Equity transactions:
Purchase payments received from contract owners (note 6)	1,290	9,162	1,014	11,260	6,650	1,980	654	12,050
Transfers between funds	3,382	40,008	4,386	25,290	12,498	7,336	4,724	20,300
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(274)	(2,534)	(608)	(2,526)	(1,998)	(970)	(324)	(1,400)
Asset charges (note 3)	(2)	(58)	(10)	(34)	(26)	(14)	(14)	(28)
Adjustments to maintain reserves	7	19	19	3	9	13	16	10

Net equity transactions	4,403	46,597	4,801	33,993	17,133	8,345	5,056	30,932

Net change in contract owners’ equity	4,420	47,716	5,122	35,214	17,606	8,446	5,118	31,703
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$4,420	47,716	5,122	35,214	17,606	8,446	5,118	31,703

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	457	4,687	513	3,142	1,739	888	524	2,725
Units redeemed	(27)	(245)	(65)	(222)	(183)	(94)	(32)	(121)

Ending units	430	4,442	448	2,920	1,556	794	492	2,604

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company currently offers the Nationwide® Options Select flexible premium variable life insurance policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);
    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)
    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)
    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – VistaSM Fund – Class I (ACVPVista)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);
    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);
    American Century VP III – International Fund – Class III (ACVPInt3)*
Funds of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);
    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);
    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)
    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)
    Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);
    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)
    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);
    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)
    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);
    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)
Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);
    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)*
    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)*
    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)
Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)
Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);
    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)
    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3)
    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)
    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)
    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)
    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)
    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)
    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)
    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)
    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)
    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)
    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)
    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)
    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)
    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)
    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)
Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)
    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)
    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)
    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)
    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)
Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);
    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)
    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)
    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes)
    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);
    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)
    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)
    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)
Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);
    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)
Funds of the Putnam Variable Trust (Putnam VT IB);
    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)*
    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)*
Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);
    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)
    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)
    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –
        Class II (TRLimTrmBnd2)*
Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

At December 31, 2005, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium
The Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The Company may, at its sole discretion, reduce this sales loading.

For the period March 13, 2005 through December 31, 2005, total front-end sales charge deductions were $86,760.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges
The Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed by liquidating units at the time of the transaction.

The Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. These charges are assessed against each contract by liquidating units.

The Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount (but not more than $42.50). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). These charges are assessed against each contract by liquidating units.

(d)	Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

The charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are deducted by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges
In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on variable account values.

These charges are assessed against the contract monthly by liquidating units.

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the period May 13, 2005 through December 31, 2005, total transfers from the Account to the fixed account were $1,656.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the period May 13, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	2,758	$10.709293	$29,536	0.12%	7.09%	01/18/05

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	418	11.078867	4,631	0.12%	10.79%	01/18/05

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	178	11.088904	1,974	0.00%	10.89%	01/18/05

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01%	01/18/05

American Century VP – Value Fund – Class I
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62%	01/18/05

American Century VP – VistaSM Fund – Class I
2005	0.00%	924	11.463606	10,592	0.00%	14.64%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	260	10.156270	2,641	2.08%	1.56%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71%	01/18/05

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03%	01/18/05

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	970	10.484934	10,170	0.00%	4.85%	01/18/05

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	536	10.121073	5,425	0.00%	1.21%	01/18/05

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24%	01/18/05

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.00%	822	10.769983	8,853	0.00%	7.70%	01/18/05

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27%	01/18/05

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93%	01/18/05

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57%	01/18/05

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	42	10.767426	452	0.00%	7.67%	01/18/05

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	464	13.514321	6,271	0.67%	35.14%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10%	01/18/05

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45%	01/18/05

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	05/02/05
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	1,612	$12.804274	$20,640	0.01%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89%	05/02/05

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01%	01/18/05

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91%	01/18/05

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33%	01/18/05

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	790	10.861219	8,580	0.55%	8.61%	01/18/05

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29%	01/18/05

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95%	01/18/05

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	618	11.507293	7,112	0.00%	15.07%	01/18/05

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	104	11.841567	1,232	0.00%	18.42%	05/02/05

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28%	01/18/05

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27%	01/18/05

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	510	13.336908	6,802	0.06%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	708	10.540776	7,463	4.67%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	744	10.742057	7,992	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	996	12.317458	12,268	0.00%	23.17%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	372	11.012968	4,097	1.96%	10.13%	01/18/05

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	134	10.360404	1,388	2.01%	3.60%	01/18/05

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57%	01/18/05

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87%	01/18/05

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	212	10.516039	2,229	0.54%	5.16%	01/18/05

MFS® VIT SM – MFS Investors Growth Stock Series – Initial Class
2005	0.00%	26	10.582381	275	0.00%	5.82%	01/18/05

MFS® VIT SM – MFS Value Series – Initial Class
2005	0.00%	632	10.736776	6,786	0.00%	7.37%	01/18/05

Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	46	11.661977	536	0.00%	16.62%	05/02/05
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	1,212	$10.152239	$12,305	1.21%	1.52%	01/18/05

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57%	01/18/05

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57%	01/18/05

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95%	01/18/05

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	430	10.278092	4,420	0.00%	2.78%	01/18/05

Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42%	01/18/05

Oppenheimer Funds – Main Street Small Cap Fund® /VA – Initial Class
2005	0.00%	448	11.433673	5,122	0.00%	14.34%	01/18/05

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60%	05/02/05

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	794	10.636871	8,446	0.96%	6.37%	05/02/05

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	492	10.403391	5,118	3.37%	4.03%	01/18/05

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75%	01/18/05

Contract Owners’ Equity Total By Year

2005				$1,951,231

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2005 and 2004, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio

April 19, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in thousands, except per share amounts)

	December 31,
	2005	2004

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $4,334,635 in 2005; $4,638,800 in 2004)	$4,339,335	$4,786,899
Equity securities (cost $6,109 in 2005; $6,607 in 2004)	6,310	7,611
Mortgage loans on real estate, net	1,184,584	1,232,003
Real estate, net	361	3,950
Policy loans	1,749	914
Short-term investments, including amounts managed by a related party	176,336	150,185
Total investments	5,708,675	6,181,562

Accrued investment income	56,695	62,004
Deferred policy acquisition costs	212,313	113,039
Reinsurance receivable from a related party	121,801	117,758
Other assets	750,034	738,781
Assets held in separate accounts	2,095,632	2,289,967
Total assets	$8,945,150	$9,503,111

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$6,205,154	$6,532,259
Other liabilities	207,765	236,261
Liabilities related to separate accounts	2,095,632	2,289,967
Total liabilities	8,508,551	9,058,487

Shareholder’s equity:
Common stock, $40 par value; authorized, issued and outstanding - 66 shares	2,640	2,640
Additional paid-in capital	247,960	247,960
Retained earnings	184,442	148,169
Accumulated other comprehensive income	1,557	45,855
Total shareholder’s equity	436,599	444,624
Total liabilities and shareholder’s equity	$8,945,150	$9,503,111

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income
(in thousands)

		Years ended December 31,
	2005	2004	2003

Revenues:
Policy charges	$61,537	$58,848	$45,928
Life insurance premiums	8,573	4,206	783
Net investment income	37,631	35,625	33,885
Net realized gains (losses) on investments, hedging instruments and hedged items	882	279	(13,659)
Other	384	478	597
Total revenues	109,007	99,436	67,534

Benefits and expenses:
Interest credited to policyholder account values	12,364	11,197	10,685
Other benefits and claims	16,000	9,246	3,769
Amortization of deferred policy acquisition costs	15,016	17,271	14,069
Other operating expenses	14,763	8,810	11,294
Total benefits and expenses	58,143	46,524	39,817

Income from continuing operations before federal income tax expense	50,864	52,912	27,717
Federal income tax expense	14,591	16,986	8,505
Income from continuing operations	36,273	35,926	19,212
Cumulative effect of adoption of accounting principle, net of taxes	-	86	-
Net income	$36,273	$36,012	$19,212

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Shareholder’s Equity
(in thousands)

Common stock		Additional paid-in capital		Retained earnings		Accumulated other comprehensive income	Total shareholder’s equity

Balance as of December 31, 2002	$2,640	$247,960		$92,945		$60,056	$403,601
Comprehensive income:
Net income	-	-		19,212		-	19,212
Net unrealized gains on securities available- for-sale arising during the period, net of taxes	-	-		-		3,942	3,942
Accumulated net losses on cash flow hedges, net of taxes	-	-		-		(2,875)	(2,875)
Total comprehensive income							20,279
Balance as of December 31, 2003	2,640	247,960		112,157		61,123	423,880

Comprehensive income:
Net income	-	-		36,012		-	36,012
Net unrealized losses on securities available- for-sale arising during the period, net of taxes	-	-		-		(10,231)	(10,231)
Accumulated net losses on cash flow hedges, net of taxes	-	-		-		(5,037)	(5,037)
Total comprehensive income							20,744
Balance as of December 31, 2004	2,640	247,960	#	148,169	#	45,855	444,624

Comprehensive loss:
Net income	-	-		36,273		-	36,273
Net unrealized losses on securities available- for-sale arising during the period, net of taxes	-	-		-		(46,042)	(46,042)
Accumulated net gains on cash flow hedges, net of taxes	-	-		-		1,744	1,744
Total comprehensive loss							(8,025)
Balance as of December 31, 2005	$2,640	$247,960	#	$184,442	#	$1,557	$436,599

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in thousands)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$ 36,273	$ 36,012	$ 19,212
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(882)	(279)	13,659
Interest credited to policyholder account values	12,364	11,197	10,685
Capitalization of deferred policy acquisition costs	(40,949)	(28,448)	(32,011)
Amortization of deferred policy acquisition costs	15,016	17,271	14,069
Amortization and depreciation	17,271	21,197	21,813
Increase in other assets	(8,036)	(211,966)	(304,071)
Increase in other liabilities	2,424	29,671	28,490
Other, net	-	623	944
Net cash provided by (used in) operating activities	33,481	(124,722)	(227,210)

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	543,210	567,537	655,420
Proceeds from sale of securities available-for-sale	490,961	237,034	131,195
Proceeds from repayments of mortgage loans on real estate	279,226	193,287	110,603
Cost of securities available-for-sale aquired	(742,928)	(957,817)	(1,474,356)
Cost of mortgage loans on real estate originated or acquired	(234,577)	(303,729)	(314,299)
Net (increase) decrease in short-term investments	(26,151)	(35,845)	34,377
Collateral (paid) received - securities lending, net	(2,376)	27,991	(25,908)
Other, net	3,319	562	(186)
Net cash provided by (used in) investing activities	310,684	(270,980)	(883,154)

Cash flows from financing activities:
Investment and universal life insurance product deposits	132,742	660,502	1,324,328
Investment and universal life insurance product withdrawals	(476,907)	(264,800)	(214,817)
Net cash (used in) provided by financing activities	(344,165)	395,702	1,109,511
Net decrease in cash	-	-	(853)
Cash, beginning of period	-	-	853
Cash, end of period	$-	$-	$-

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(1) Organization and Description of Business

Nationwide Life and Annuity Insurance Company (the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2) Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 74% of the fair values of fixed maturity securities were obtained from independent pricing services, 23% from the Company’s pricing matrices and 3% from other sources compared to 72%, 23% and 5%, respectively, in 2004.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(b) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

(e) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(f) Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for the majority of payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%.

(g) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(h) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

(i) Reclassification

Certain items in the 2004 and 2003 financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards

On February 16, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company will adopt SFAS 155 effective January 1, 2006. The Company does not expect the adoption of SFAS 155 to have a material impact on the Company’s financial position and/or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.

On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In July 2003, the AICPA issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of taxes, as the cumulative effect of adoption of this accounting principle.

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 statements of income:

January 1, 2004

Increase in future policy benefits:
Secondary guarantees - life insurance	$(15)
GMDB claim reserves	771
Subtotal	756
Adjustment to amortization of deferred policy acquisition costs related to above	(623)
Deferred federal income taxes	(47)
Cumulative effect of adoption of accounting principle, net of taxes	$86

(4)	Risk Disclosures

The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:

Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.

Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies, evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 2006 were outstanding as of December 31, 2005 compared to $29,194 extending into 2005 as of December 31, 2004. The Company did not have any commitments to purchase fixed maturity securities outstanding as of December 31, 2005 compared to $18,500 outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005 and 2004, the Company’s credit risk from these derivative financial instruments was $300 and $2,300, respectively.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 76% of separate account assets were invested in equity mutual funds (approximately 76% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $28,456 and $49,448 before reinsurance, respectively, and $14,686 and $25,052 net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $580 and $456, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with carrying values of no more than 23.9% in any geographic region of the U.S. and no more than 2.7% with any one borrower, compared to 25.6% and 2.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 26.0% and 25.3% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Significant Business Concentrations:  As of December 31, 2005 and 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $666,727 and $656,032 as of December 31, 2005 and 2004, respectively. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 13.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5) Fair Value of Financial Instruments

The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(a).

Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Investment contracts: The fair value for the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005				2004
	Carrying		Estimated		Carrying		Estimated
	value		fair value		value		fair value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$4,339,335		$4,339,335		$4,786,899		$4,786,899
Equity securities	6,310		6,310		7,611		7,611
Mortgage loans on real estate, net	1,184,584		1,180,369		1,232,003		1,264,390
Policy loans	1,749		1,749		914		914
Short-term investments	176,336		176,336		150,185		150,185
Assets held in separate accounts	2,095,632		2,095,632		2,289,967		2,289,967

Liabilities
Investment contracts	(5,872,036)		(5,622,294)		(6,266,303)		(6,011,956)
Policy reserves on life insurance contracts	(333,118)		(330,917)		(265,956)		(248,195)
Collateral received - securities lending and derivatives	(143,087)		(143,087)		(140,655)		(140,655)
Liabilities related to separate accounts	(2,095,632)		(2,060,278)		(2,289,967)		(2,240,289)

Derivative financial instruments
Interest rate swaps hedging assets	(89)		(89)		(388)		(388)
Cross-currency interest rate swaps	(9,182)		(9,182)		(12,233)		(12,233)
Interest rate futures contracts	-	#	-	#	(283)	#	(283)
Other derivatives	166		166		1,403		1,403

(6)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

See Note 4 for a complete discussion of the Company’s equity market risk management.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2005, 2004 and 2003, a net gain of $55, a net gain of $2,261 and a net loss of $724, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the year ended December 31, 2005 and 2004, the ineffective portion of cash flow hedges was a net gain of $171 and a net loss of $2,572, respectively. The ineffective portion of cash flow hedges was immaterial for the year ended December 31, 2003. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company does not anticipate reclassifying any amounts out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $1,172, a net loss of $132 and a net gain of $1,989, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

	2005	2004

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$16,150	$-
Pay variable/receive fixed rate swaps hedging investments	18,000	28,112
Other contracts hedging investments	-	5,000
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	48,241	45,128
Credit default swaps and other non-hedging instruments	76,000	189,500
Interest rate futures contracts	-	45,100
Total	$158,391	$312,840

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
(7) Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$19,669	$508	$205	$19,972
Agencies not backed by the full faith and credit of the U.S. Government	117,720	277	1,713	116,284
Obligations of states and political subdivisions	46,068	271	498	45,841
Corporate securities
Public	1,677,764	26,852	21,791	1,682,825
Private	1,121,348	25,350	13,546	1,133,152
Mortgage-backed securities - U.S. Government-backed	853,870	2,524	12,290	844,104
Asset-backed securities	498,196	3,691	4,730	497,157
Total fixed maturity securities	4,334,635	59,473	54,773	4,339,335
Equity securities	6,109	201	-	6,310
Total securities available-for-sale	$4,340,744	$59,674	$54,773	$4,345,645

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$14,532	$986	$37	$15,481
Agencies not backed by the full faith and credit of the U.S. Government	155,455	2,986	45	158,396
Obligations of states and political subdivisions	36,000	391	104	36,287
Corporate securities
Public	1,866,999	78,167	4,520	1,940,646
Private	1,164,688	53,533	4,758	1,213,463
Mortgage-backed securities - U.S. Government-backed	787,732	10,953	2,025	796,660
Asset-backed securities	613,394	15,316	2,744	625,966
Total fixed maturity securities	4,638,800	162,332	14,233	4,786,899
Equity securities	6,607	1,004	-	7,611
Total securities available-for-sale	$4,645,407	$163,336	$14,233	$4,794,510

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized		Estimated
	cost		fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 329,855	#	$ 330,656
Due after one year through five years	1,265,562	#	1,265,986
Due after five years through ten years	1,082,942	#	1,093,265
Due after ten years	304,210	#	308,167
Subtotal	2,982,569		2,998,074
Mortgage-backed securities - U.S. Government-backed	853,870	#	844,104
Asset-backed securities	498,196	#	497,157
Total	$4,334,635		$4,339,335

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:
	2005	2004

Net unrealized gains, before adjustments and taxes	$4,901	$149,103
Adjustment to DAC	6,175	(67,193)
Deferred federal income taxes	(3,876)	(28,668)
Net unrealized gains	$7,200	$53,242

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

	2005	2004	2003

Fixed maturity securities	$(143,399)	$(47,991)	$1,534
Equity securities	(803)	1,042	(38)
Net change	$(144,202)	$(46,949)	$1,496

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
	fair value	losses	fair value	losses	fair value	losses

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$3,166	$113	$2,354	$92	$5,520	$205
Agencies not backed by the full faith and credit of the U.S. Government	97,654	1,713	-	-	97,654	1,713
Obligations of states and
political subdivisions	21,139	273	9,331	225	30,470	498
Corporate securities
Public	639,919	12,282	224,215	9,509	864,134	21,791
Private	307,388	8,120	146,482	5,426	453,870	13,546
Mortgage-backed securities - U.S.
Government-backed	588,393	10,730	50,881	1,560	639,274	12,290
Asset-backed securities	226,007	3,290	40,083	1,440	266,090	4,730
Total	$1,883,666	$36,521	$473,346	$18,252	$2,357,012	$54,773
% of gross unrealized losses		67%		33%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$2,284	$29	$220	$8	$2,504	$37
Agencies not backed by the full faith and credit of the U.S. Government	16,214	45	-	-	16,214	45
Obligations of states and
political subdivisions	22,019	104	-	-	22,019	104
Corporate securities
Public	227,459	2,478	61,554	2,042	289,013	4,520
Private	175,393	3,174	36,778	1,584	212,171	4,758
Mortgage-backed securities - U.S.
Government-backed	176,025	1,451	25,087	574	201,112	2,025
Asset-backed securities	82,602	952	27,052	1,792	109,654	2,744
Total	$701,996	$8,233	$150,691	$6,000	$852,687	$14,233
% of gross unrealized losses		58%		42%

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $490,961, $237,034 and $131,195 respectively. During 2005, gross gains of $9,777 ($6,827 and $7,756 in 2004 and 2003, respectively) and gross losses of $3,351 ($1,213 and $2,203 in 2004 and 2003, respectively) were realized on those sales.

The Company did not have any real estate investments as of December 31, 2005 that were non-income producing for the preceding twelve months, compared to $3,576 as of December 31, 2004.

Real estate is presented at cost less accumulated depreciation of $57 as of December 31, 2005 ($36 as of December 31, 2004). The Company had no real estate held for disposal as of December 31, 2005 and 2004.

The recorded investment of mortgage loans on real estate considered to be impaired was $206 as of December 31, 2005, for which the related valuation allowance was $85. During 2005, the average recorded investment in impaired mortgage loans on real estate was $206. Interest income on those loans, which is recognized on a cash basis, totaled $12. As of December 31, 2004, there were no mortgage loans on real estate considered to be impaired.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

	2005	2004	2003

Allowance, beginning of period	$3,511	$3,254	$673
Net additions (reductions) charged (credited) to allowance	(126)	257	2,581
Allowance, end of period	$3,385	$3,511	$3,254

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

	2005	2004	2003

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$ 8,887	$ 6,644	$ 7,756
Hedging losses on fixed maturity sales	(93)	-	-
Equity securities available-for-sale	890	183	-
Mortgage loans on real estate	1,048	501	196
Mortgage loan hedging losses	-	-	(29)
Real estate	-	-	40
Total realized gains on sales, net of hedging losses	10,732	7,328	7,963

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(3,351)	(1,213)	(2,203)
Hedging gains on fixed maturity sales	813	133	499
Mortgage loans on real estate	(1,531)	(892)	(735)
Mortgage loan hedging gains	-	439	-
Other	-	(237)	-
Total realized losses on sales, net of hedging gains	(4,069)	(1,770)	(2,439)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(4,201)	(6,000)	(18,809)
Mortgage loans on real estate, including valuation allowance	(81)	-	(2,581)
Real estate	(85)	-	-
Total other-than-temporary and other investment impairments	(4,367)	(6,000)	(21,390)

Credit default swaps	(1,172)	(133)	2,020
Periodic net coupon settlements on non-qualifying derivatives	720	1,172	944
Other derivatives	(962)	(318)	(757)
Net realized gains (losses) on investments, hedging instruments and hedged items	$882	$279	$(13,659)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes net investment income by investment type for the years ended December 31:

	2005	2004	2003	2001

Securities available-for-sale:
Fixed maturity securities	$254,741	$258,695	$243,517	$1,181.1
Equity securities	344	427	427	1.8
Mortgage loans on real estate	79,913	77,322	70,280	527.9
Real estate	870	194	102	33.1
Short-term investments	504	265	440	28.0
Derivatives	106	81	851	(19.7)
Other	811	655	924	20.9
Gross investment income	337,289	337,639	316,541	1,773.1
Less:
Investment expenses	9,192	7,110	6,106
Net investment income ceded (Note 13)	290,466	294,904	276,550	48.4
Net investment income	$37,631	$35,625	$33,885	$1,724.7

$6,451 and $16,114 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $1,762 and $5,100, respectively, as collateral to various derivative counterparties.

As of December 31, 2005 and 2004, the Company had received $143,087 and $140,655, respectively, of cash collateral on securities lending. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $56 received as of December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned fixed maturity securities available-for-sale with a fair value of $139,154 and $137,048, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(8) Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered five primary GMDB types:

•
Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”. There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet - provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

•
Rollup - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
Earnings enhancement - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
	value	at risk[1]	attained age	value	at risk[1]	attained age

GMDB:
Return of premium	$222,925	$134	66	$218,509	$524	66
Reset	1,339,635	13,092	63	1,557,261	22,895	62
Ratchet	187,534	180	69	182,885	543	69
Rollup	59,535	430	60	70,820	561	59
Subtotal	1,809,629	13,836	63	2,029,475	24,523	62
Earnings enhancement	11,884	850	61	11,612	529	58
Total - GMDB	$1,821,513	$14,686	63	$2,041,087	$25,052	62

GMIB[2]:
Ratchet	$14,766	$-	N/A	$13,208	$-	N/A
Rollup	39,056	-	N/A	39,813	-	N/A
Total - GMIB	$53,822	$-	N/A	$53,021	$-	N/A

________

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

	GMDB	GMIB	Total

Balance as of December 31, 2003	$1,661	$-	$1,661
Expense provision	637	-	637
Net claims paid	(1,842)	-	(1,842)
Balance as of December 31, 2004	456	-	456
Expense provision	595	-	595
Net claims paid	(471)	-	(471)
Balance as of December 31, 2005	$580	$-	$580

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

	2005	2004

Mutual funds:
Bond	$348,558	$395,389
Domestic equity	1,284,697	1,436,916
International equity	45,300	39,574
Total mutual funds	1,678,555	1,871,879
Money market funds	20,339	24,131
Total	$1,698,894	$1,896,010

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance - 8.1%
•	Equity volatility - 18.7%
•	Mortality - 100% of Annuity 2000 table
•	Asset fees - equivalent to mutual fund and product loads
•	Discount rate - 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%

(9)	Federal Income Taxes

Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

	2005	2004

Deferred tax assets:
Future policy benefits	$20,782	$23,662
Deferred policy acquisition costs	-	5,019
Other	5,253	5,000
Gross deferred tax assets	26,035	33,681

Deferred tax liabilities:
Fixed maturity securities	1,185	50,724
Deferred policy acquisition costs	31,612	-
Equity securities and other investments	314	399
Derivatives	7,472	875
Other	1,049	1,390
Gross deferred tax liabilities	41,632	53,388
Net deferred tax liability	$15,597	$19,707

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(3,921) and $21,537 as of December 31, 2005 and 2004, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

	2005	2004	2003

Current	$(5,287)	$22,174	$11,402
Deferred	19,878	(5,188)	(2,897)
Federal income tax expense	$14,591	$16,986	$8,505

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$17,802	35.0	$18,519	35.0	$9,701	35.0
Tax exempt interest and dividends received deduction	(3,855)	(7.6)	(1,627)	(3.1)	(1,294)	(4.7)
Income tax credits	(74)	(0.1)	-	-	-	-
Other, net	718	1.4	94	0.2	98	0.4
Total	$14,591	28.7	$16,986	32.1	$8,505	30.7

Total federal income taxes paid were $20,171, $17,243 and $996 during the years ended December 31, 2005, 2004 and 2003, respectively.

(10) Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Ohio Department of Insurance. The Company did not pay any dividends to NLIC during 2005. The statutory capital and surplus of the Company as of December 31, 2005 and 2004 was $209,153 and $230,186, respectively. The statutory net income (loss) of the Company for the years ended December 31, 2005, 2004 and 2003 was $(17,025), $12,549 and $16,077, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, the Company could pay dividends totaling $20,915 without obtaining prior approval.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(11) Comprehensive (Loss) Income

Comprehensive (loss) income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

	2005	2004	2003

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (146,427)	$ (47,335)	$ (11,761)
Net adjustment to deferred policy acquisition costs	73,368	31,208	4,569
Related federal income tax benefit	25,571	5,645	2,517
Net unrealized losses	(47,488)	(10,482)	(4,675)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	2,225	386	13,257
Related federal income tax benefit	(779)	(135)	(4,640)
Net reclassification adjustment	1,446	251	8,617

Other comprehensive (loss) income on securities available-for-sale	(46,042)	(10,231)	3,942

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	2,684	(7,749)	(4,422)
Related federal income tax (expense) benefit	(940)	2,712	1,547
Other comprehensive income (loss) on cash flow hedges	1,744	(5,037)	(2,875)

Total other comprehensive (loss) income	$(44,298)	$(15,268)	$1,067

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

(12) Employee Benefit Plans

The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.

The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $971, $887 and $797, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $962 and $1,061, respectively. The Company’s portion of net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(4), $65 and $65 for 2005, 2004 and 2003, respectively.

(13)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $16,450, $3,122 and $4,528, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $207, $295 and $478, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2005 include premiums of $100,518 ($484,177 and $1,028,997 in 2004 and 2003, respectively); net investment income of $290,466 ($294,904 and $276,550 in 2004 and 2003, respectively); policy reserves of $4,999,232 ($5,383,449 in 2004); and benefits, claims and other expenses of $356,740 ($739,596 and $1,269,091 in 2004 and 2003, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2005, 2004 and 2003, and benefits of $405, $228 and $402 were ceded to NLIC during 2005, 2004 and 2003, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $121,801 and $117,758 as of December 31, 2005 and 2004, respectively.

The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customer as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $198,585 and $208,408, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $847, $625 and $847, respectively, for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $53,236, $36,900 and $67,335, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $210, $36 and $107 for 2005, 2004 and 2003, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $33,249 and $9,474 as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the balance sheets. For the years ending December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling $11, $5 and $19, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $6,300, $852 and $(1,655) in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

(14) Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the United States Securities and Exchange Commission (SEC), the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates and the use of side agreements and finite reinsurance agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.

On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

A significant component of the tax reserve is related to the separate account dividends received deduction (DRD). The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

PART C. OTHER INFORMATION

Item 26. Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

(b)	Not Applicable.

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

(d)	The form of the contract - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

    (e)       The form of the contract application - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.

(g)	Reinsurance Contracts - Not Applicable.

(h)	Form of Participation Agreements - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion of Counsel - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 27. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29. Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.

Item 30. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-G, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of May, 2006.

NATIONWIDE VL SEPARATE ACCOUNT-G
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /s/ PAIGE L. RYAN
Paige L. Ryan

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 19th day of May, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact